   As filed with the Securities and Exchange Commission on January 12, 2007



                                                            File Nos. 333-125757
                                                                       811-03365

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                                                                              []


                        Post-Effective Amendment No. 3


                                                                             [x]
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 240


                                                                             [x]
                        (Check Appropriate Box or Boxes)


                    MetLife Investors USA Separate Account A
                           (Exact Name of Registrant)


                    MetLife Investors USA Insurance Company

              5 Park Plaza, Suite 1900 Irvine, California 92614
      (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code
                                 (800) 989-3752

                    (Name and Address of Agent for Service)
                               Richard C. Pearson
                            Executive Vice President
                    MetLife Investors USA Insurance Company
                          c/o 5 Park Plaza, Suite 1900
                                Irvine, CA 92614
                                 (949) 223-5680

                                   COPIES TO:

                                W. Thomas Conner
                        Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                           Washington, DC 20004-2415
                                 (202) 383-0590

                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[]     immediately upon filing pursuant to paragraph (b) of Rule 485.


[]    on (date) pursuant to paragraph (b) of Rule 485.



[x]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Individual Variable Annuity Contracts

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                        METLIFE INVESTORS USA INSURANCE COMPANY



                                                                             AND



                                       METLIFE INVESTORS USA SEPARATE ACCOUNT A



                                                              MARQUIS PORTFOLIOS




                                                                  APRIL 30, 2007




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors USA Insurance Company (MetLife Investors USA or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.



The annuity contract has 41 investment choices. You can put your money in any of these investment portfolios.


AMERICAN FUNDS INSURANCE SERIES

(CLASS 2):

     American Funds Global Growth Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2):

     Templeton Developing Markets Securities Fund

     Templeton Foreign Securities Fund




LEGG MASON PARTNERS INVESTMENT SERIES:

     Legg Mason Partners Variable Dividend Strategy Portfolio




LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. (CLASS I):


     Legg Mason Partners Variable Global High Yield Bond Portfolio

     Legg Mason Partners Variable Investors Portfolio

     Legg Mason Partners Variable Small Cap Growth Portfolio



LEGG MASON PARTNERS VARIABLE PORTFOLIOS II:


     Legg Mason Partners Variable Appreciation Portfolio

     Legg Mason Partners Variable Fundamental Value Portfolio




LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.:


     Legg Mason Partners Variable Aggressive Growth Portfolio

     Legg Mason Partners Variable Large Cap Growth Portfolio

     Legg Mason Partners Variable Money Market Portfolio




LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV:


     Legg Mason Partners Variable Multiple Discipline Portfolio -  All Cap
         Growth and Value

     Legg Mason Partners Variable Multiple Discipline Portfolio -  Large Cap
         Growth and Value




MET INVESTORS SERIES TRUST (CLASS B OR CLASS A, AS NOTED):

     Met/AIM Capital Appreciation Portfolio (Class A)

     Met/AIM Small Cap Growth Portfolio (Class A)


     BlackRock High Yield Portfolio (Class A) (formerly Federated High Yield
         Portfolio)


     Dreman Small-Cap Value Portfolio (Class A)

     Janus Capital Appreciation Portfolio (Class A)

     Legg Mason Value Equity Portfolio



     Lord Abbett Growth and Income Portfolio

     Lord Abbett Mid-Cap Value Portfolio

     Mercury Large-Cap Core Portfolio (Class A)

     MFS (Reg. TM) Research International Portfolio

     MFS (Reg. TM) Value Portfolio (Class A)

     Neuberger Berman Real Estate Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio (Class A)

     Pioneer Mid-Cap Value Portfolio (Class A)


     Third Avenue Small Cap Value Portfolio


     Van Kampen Comstock Portfolio


     Van Kampen Mid-Cap Growth Portfolio (formerly Lord Abbett Growth
         Opportunities Portfolio)




METROPOLITAN SERIES FUND, INC.:

     BlackRock Bond Income Portfolio (Class E)

     FI Large Cap Portfolio (Class A)

     FI Value Leaders Portfolio (Class D)

     MFS (Reg. TM) Total Return Portfolio (Class F)


     Western Asset Management U.S. Government Portfolio (Class A)

VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II):

     Van Kampen LIT Emerging Growth Portfolio



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors USA Variable Annuity Contract.


To learn more about the MetLife Investors USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2007. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 47 of this prospectus. For a free copy of the SAI, call us at (800) 842-9325, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.




The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 30, 2007

TABLE OF CONTENTS                                              PAGE
                         PAGE




INDEX OF SPECIAL TERMS ......................................   4
HIGHLIGHTS ..................................................   5
FEE TABLES AND EXAMPLES .....................................   6
1. THE ANNUITY CONTRACT .....................................  12
     Market Timing ..........................................  12
2. PURCHASE .................................................  12
     Purchase Payments ......................................  12
     Termination for Low Account Value ......................  13
     Allocation of Purchase Payments ........................  13
     Free Look ..............................................  13
     Accumulation Units .....................................  13
     Account Value ..........................................  14
     Replacement of Contracts ...............................  14
3. INVESTMENT OPTIONS .......................................  14
     Transfers ..............................................  17
     Automatic Rebalancing Program ..........................  20
     Marquis Asset Allocation Program .......................  20
     Voting Rights ..........................................  22
     Substitution of Investment Options .....................  22
4. EXPENSES .................................................  22
     Product Charges ........................................  22
     Account Fee ............................................  23
     Guaranteed Minimum Income
       Benefit - Rider Charge ...............................  23
     Guaranteed Withdrawal Benefit - Rider Charge ...........  23
     Withdrawal Charge ......................................  24
     Premium and Other Taxes ................................  24
     Transfer Fee ...........................................  24
     Income Taxes ...........................................  24
     Investment Portfolio Expenses ..........................  24
5. ANNUITY PAYMENTS
     (THE INCOME PHASE) .....................................  25
     Annuity Date ...........................................  25
     Annuity Payments .......................................  25
     Annuity Options ........................................  25
     Guaranteed Minimum Income Benefit ......................  26
     Description of GMIB II .................................  27
     Description of GMIB Plus ...............................  28
     GMIB, Qualified Contracts and Decedent
       Contracts ............................................  30
6. ACCESS TO YOUR MONEY .....................................  31
     Systematic Withdrawal Program ..........................  31
     Suspension of Payments or Transfers ....................  31


7. LIVING BENEFITS ..........................................  32
     Guaranteed Withdrawal Benefit ..........................  32
     Description of the Principal Guarantee .................  33
     Description of the Principal Guarantee Value ...........  36
     Description of the Lifetime Withdrawal Guarantee .......  36
8. PERFORMANCE ..............................................  41
9. DEATH BENEFIT ............................................  41
     Upon Your Death ........................................  41
     Standard Death Benefit - Principal Protection ..........  42
     Optional Death Benefit - Annual Step-Up ................  42
     Optional Death Benefit - Compounded-Plus ...............  42
     Additional Death Benefit - Earnings Preservation
       Benefit ..............................................  43
     General Death Benefit Provisions .......................  44
     Spousal Continuation ...................................  45
     Death of the Annuitant .................................  45
     Controlled Payout ......................................  45
10. FEDERAL INCOME TAX STATUS ...............................  45
     Taxation of Non-Qualified Contracts ....................  45
     Taxation of Qualified Contracts ........................  47
     Foreign Tax Credits ....................................  50
     Possible Tax Law Changes ...............................  50
11. OTHER INFORMATION .......................................  50
     MetLife Investors USA ..................................  50
     The Separate Account ...................................  51
     Distributor ............................................  51
     Selling Firms ..........................................  51
     Requests and Elections .................................  52
     Ownership ..............................................  53
     Legal Proceedings ......................................  54
     Financial Statements ...................................  54
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION ......................................  54
APPENDIX A .................................................. A-1
     Condensed Financial Information ........................ A-1
APPENDIX B .................................................. B-1
     Participating Investment Portfolios .................... B-1
APPENDIX C .................................................. C-1
     Guaranteed Minimum Income Benefit Examples ............. C-1
APPENDIX D .................................................. D-1
     Guaranteed Withdrawal Benefit Examples ................. D-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                            PAGE
Account Value..............................................................14
Accumulation Phase.........................................................12
Accumulation Unit..........................................................13
Annual Benefit Payment.......................................33 and 38
Annuitant..................................................................53
Annuity Date...............................................................25
Annuity Options............................................................25
Annuity Payments...........................................................25
Annuity Units..............................................................25
Beneficiary................................................................53
Benefit Base...............................................................33
Business Day...............................................................13
Guaranteed Principal Adjustment............................................39
Guaranteed Withdrawal Amount...............................................34
GWB Withdrawal Rate........................................................33
Income Base................................................................27
Income Phase...............................................................12
Investment Portfolios......................................................14
Joint Owners...............................................................53
Owner......................................................................53
Purchase Payment...........................................................12
Remaining Guaranteed Withdrawal Amount.....................................37
Separate Account...........................................................51
Total Guaranteed Withdrawal Amount.........................................37

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit ("GMIB") or a guaranteed withdrawal benefit ("GWB").


The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we do not assess a withdrawal charge. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit").



You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the contracts. Your actual contract and any endorsements are the controlling documents. If you would like to review a copy of the contract and endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your request. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (a partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Marquis contract is not available to corporate owners.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10426
                          Des Moines, Iowa 50306-0426
                                 (800) 842-9325


ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE             None
TRANSFER FEE (Note 1)         $0 (First 12 per year)
                              $25 (Thereafter)

--------------------------------------------------------------------------------

Note 1. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors USA is currently waiving the transfer fee, but reserves the right to charge the fee in the future.






THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.


--------------------------------------------------------------------------------



ACCOUNT FEE (Note 1)         $40




SEPARATE ACCOUNT ANNUAL EXPENSES

(referred to as Separate Account Product Charges)

(as a percentage of average account value in the Separate Account)





Mortality and Expense Charge*                                            1.55%
Administration Charge                                                    0.15%
                                                                         ----
Total Separate Account Annual Expenses                                   1.70%
Death Benefit Rider Charges (Optional)
(as a percentage of average account value in the Separate Account)
Optional Death Benefit - Annual Step-Up                                  0.20%
Optional Death Benefit - Compounded-Plus                                 0.35%
Additional Death Benefit - Earnings Preservation Benefit                 0.25%
Total Separate Account Annual Expenses Including Highest
Charges for Optional Death Benefits                                      2.30%



--------------------------------------------------------------------------------

Note 1. An Account Fee of $40 is charged on the last day of each contract year if account value is less than $50,000. Different policies apply during the income phase of the contract. (See "Expenses.")


* We are waiving the following amounts of the Mortality and Expense Charge for these investment options: 0.15% for the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc., and an amount equal to the underlying fund expenses that are in excess of 0.59% for account value allocated to the Lord Abbett Growth and Income Portfolio of the Met Investors Series Trust.

ADDITIONAL OPTIONAL RIDER CHARGES TABLE*





GUARANTEED MINIMUM INCOME BENEFIT RIDER CHARGES
  GMIB II                                                   0.50% of the Income Base (Note 1)
  GMIB Plus Prior to Optional Reset                         0.95% of the Income Base (Note 1)
  GMIB Plus Upon Optional Reset (maximum)                   1.50% of the Income Base (Note 1)
GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
  Principal Guarantee Prior to Optional Reset               0.50% of the Guaranteed Withdrawal Amount
                                                            (Note 2)
  Principal Guarantee Upon Optional Reset                   1.00% of the Guaranteed Withdrawal Amount
  (maximum)                                                 (Note 2)
  Principal Guarantee Value                                 0.25% of the Guaranteed Withdrawal Amount
                                                            (Note 2)
  Lifetime Withdrawal Guarantee (Single Life                0.70% of the Total Guaranteed Withdrawal Amount
  version) Prior to Automatic Annual Step-Up                (Note 3)
  Lifetime Withdrawal Guarantee (Single Life                1.10% of the Total Guaranteed Withdrawal Amount
  version) Upon Automatic Annual Step-Up                    (Note 3)
  (maximum)
  Lifetime Withdrawal Guarantee (Joint Life                 0.90% of the Total Guaranteed Withdrawal Amount
  version) Prior to Automatic Annual Step-Up                (Note 3)
  Lifetime Withdrawal Guarantee (Joint Life                 1.50% of the Total Guaranteed Withdrawal Amount
  version) Upon Automatic Annual Step-Up                    (Note 3)
  (maximum)


--------------------------------------------------------------------------------


Note 1. On the issue date, the Income Base is equal to your initial purchase payment. The Income Base is adjusted for subsequent purchase payments and withdrawals. See "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a definition of the term Income Base.


Note 2. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment. The Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefit" for a definition of the term Guaranteed Withdrawal Amount.


Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefit" for a definition of the term Total Guaranteed Withdrawal Amount.


*Certain periodic fees and expenses may not apply during the income phase of the contract. (See "Expenses.")




--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.





Total Annual Portfolio                                                  Minimum         Maximum
                                                                        ---------       --------

Expenses (expenses that are deducted from investment portfolio                %               %
assets, including management fees, 12b-1/service fees, and other expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -


DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an investment portfolio)


The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.






                                                                                                                       NET
                                                                                            TOTAL     CONTRACTUAL     TOTAL
                                                                                            ANNUAL      EXPENSE      ANNUAL
                                               MANAGEMENT   12B-1/SERVICE      OTHER      PORTFOLIO    SUBSIDY OR   PORTFOLIO
                                                  FEES           FEES       EXPENSES(1)    EXPENSES     DEFERRAL    EXPENSES
                                              ------------ --------------- ------------- ----------- ------------- ----------
AMERICAN FUNDS INSURANCE SERIES
 American Funds Global Growth Fund              0.58%        0.25%               %            %            %            %
 American Funds Growth Fund                     0.33%        0.25%              %            %            %            %
 American Funds Growth-Income Fund              0.28%        0.25%               %            %            %            %
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Templeton Developing Markets Securities        1.24%        0.25%               %            %            %            %
 Fund
 Templeton Foreign Securities Fund              0.65%        0.25%              %            %            %            %
LEGG MASON PARTNERS INVESTMENT SERIES
 Legg Mason Partners Variable Dividend          0.65%        0.00%               %            %            %            %
 Strategy Portfolio(2)
LEGG MASON PARTNERS VARIABLE PORFOLIOS
 I, INC.
 Legg Mason Partners Variable Global High       0.80%        0.00%               %            %            %            %
 Yield Bond Portfolio
 Legg Mason Partners Variable Investors         0.65%        0.00%              %            %            %            %
 Portfolio
 Legg Mason Partners Variable Small Cap         0.75%        0.00%               %            %            %            %
 Growth Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS
 II
 Legg Mason Partners Variable Appreciation      0.70%        0.00%               %            %            %            %
 Portfolio
 Legg Mason Partners Variable Fundamental       0.75%        0.00%              %            %            %            %
 Value Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS
 III, INC.
 Legg Mason Partners Variable Aggressive        0.75%        0.00%               %            %            %            %
 Growth Portfolio(2)
 Legg Mason Partners Variable Large Cap         0.75%        0.00%              %            %            %            %
 Growth Portfolio(2)
 Legg Mason Partners Variable Money Market      0.45%        0.00%               %            %            %            %
 Portfolio(2)
LEGG MASON PARTNERS VARIABLE PORTFOLIOS
 IV
 Legg Mason Partners Variable Multiple          0.75%        0.25%               %            %            %            %
 Discipline Portfolio - All Cap Growth and
 Value
 Legg Mason Partners Variable Multiple          0.75%        0.25%              %            %            %            %
 Discipline Portfolio - Large Cap Growth and
 Value

                                                                                                                           NET
                                                                                                TOTAL     CONTRACTUAL     TOTAL
                                                                                                ANNUAL      EXPENSE      ANNUAL
                                                   MANAGEMENT   12B-1/SERVICE      OTHER      PORTFOLIO    SUBSIDY OR   PORTFOLIO
                                                      FEES           FEES       EXPENSES(1)    EXPENSES     DEFERRAL    EXPENSES
                                                  ------------ --------------- ------------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST
 Met/AIM Capital Appreciation Portfolio             0.76%        0.00%               %            %            %            %
 Met/AIM Small Cap Growth Portfolio(1)              0.90%        0.00%              %            %            %            %
 BlackRock High Yield Portfolio                     0.60%        0.00%               %            %            %            %
 Dreman Small-Cap Value Portfolio                   0.83%        0.00%              %            %            %            %
 Janus Capital Appreciation Portfolio               0.65%        0.00%               %            %            %            %
 Legg Mason Value Equity Portfolio                  0.70%        0.25%              %            %            %            %
 Lord Abbett Growth and Income Portfolio            0.50%        0.25%               %            %            %            %
 Lord Abbett Mid-Cap Value Portfolio                0.68%        0.25%              %            %            %            %
 Mercury Large-Cap Core Portfolio                   0.78%        0.00%               %            %            %            %
 MFS (Reg. TM) Research International Portfolio     0.74%        0.25%              %            %            %            %
 MFS (Reg. TM) Value Portfolio                      0.73%        0.00%               %            %            %            %
 Neuberger Berman Real Estate Portfolio             0.67%        0.25%              %            %            %            %
 PIMCO Inflation Protected Bond Portfolio           0.50%        0.25%               %            %            %            %
 PIMCO Total Return Portfolio                       0.50%        0.25%              %            %            %            %
 Pioneer Fund Portfolio                             0.75%        0.00%               %            %            %            %
 Pioneer Mid-Cap Value Portfolio                    0.75%        0.00%              %            %            %            %
 Third Avenue Small Cap Value Portfolio             0.75%        0.25%               %            %            %            %
 Van Kampen Comstock Portfolio                      0.63%        0.25%              %            %            %            %
 Van Kampen Mid-Cap Growth Portfolio                0.70%        0.25%               %            %            %            %
METROPOLITAN SERIES FUND, INC.
 BlackRock Bond Income Portfolio                    0.40%        0.15%               %            %            %            %
 FI Large Cap Portfolio                             0.80%        0.00%              %            %            %            %
 FI Value Leaders Portfolio                         0.66%        0.10%               %            %            %            %
 MFS (Reg. TM) Total Return Portfolio               0.57%        0.20%              %            %            %            %
 Western Asset Management U.S. Government           0.54%        0.00%               %            %            %            %
 Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Emerging Growth Portfolio           0.70%        0.25%               %            %            %            %



The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of _____ 2007, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least _____ 2008 (excluding optional extensions). The Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of voluntary expense subsidy or deferral arrangements or directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2006.


(1) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payments of portfolio expenses. The amounts repaid per portfolio are:
    _____ .


(2) The information provided is for the fiscal year ended October 31, 2006.

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit, the Additional Death Benefit - Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit Plus rider (assuming the maximum 1.50% charge applies in all contract years), which is the most expensive way to purchase the contract.



IF YOU SURRENDER, DO NOT SURRENDER, OR ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                             Time Periods
    1 year              3 years            5 years           10 years
--------------       ------------       ------------       ------------
         (a)$               (a)$               (a)$               (a)$
         (b)$               (b)$               (b)$               (b)$



CHART 2. Chart 2 below assumes that you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit ("GMIB") rider, or a Guaranteed Withdrawal Benefit ("GWB") rider, which is the least expensive way to purchase the contract.



IF YOU SURRENDER, DO NOT SURRENDER, OR ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                             Time Periods
    1 year              3 years            5 years           10 years
--------------       ------------       ------------       ------------
         (a)$               (a)$               (a)$               (a)$
         (b)$               (b)$               (b)$               (b)$




The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the accumulation unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g. an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. The amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase, if you select a variable annuity payment option, also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity contract. You bear the full investment risk for all amounts in the variable annuity contract. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Annuity Payments (The Income Phase)-Guaranteed Minimum Income Benefit-Description of GMIB Plus" and "Living Benefits-Guaranteed Withdrawal Benefit-Description of the Lifetime Withdrawal Guarantee").



If you select a fixed annuity payment option during the income phase, payments are made from our general account assets. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account.


The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from a variable annuity payment option to the fixed annuity payment. Please see the terms of your actual contract for more detailed information.


As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned by joint owners (limited to two natural persons). We provide more information on this under "Other Information."


MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."




2. PURCHASE

PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.


o  The minimum initial purchase payment we will accept is $25,000.

o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.


o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


We reserve the right to reject any application or purchase payment and to limit future purchase payments.


TERMINATION FOR LOW ACCOUNT VALUE



We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000. Accordingly, no contract will be terminated due solely to negative investment performance.



ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your purchase payment to the investment portfolios you have selected. You may not choose more than 18 investment portfolios at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios, you must notify us of your chosen allocation one or more days prior to submitting the payment. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Requests and Elections.")


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS


Your account value will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:


1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and


2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.


The value of an accumulation unit may go up or down from day to day.


When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.


We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.



EXAMPLE:

   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to your interests in the investment portfolio(s). Your interest in an investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.


REPLACEMENT OF CONTRACTS


Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS

The contract offers 41 INVESTMENT PORTFOLIOS, which are listed below. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS USA INSURANCE COMPANY, VARIABLE AND FIXED ANNUITY PRODUCTS, P.O. BOX 10426, DES MOINES, IOWA 50306-0426, (800) 842-9325. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX A CONTAINS A SUMMARY OF ADVISERS AND SUBADVISERS, AND INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an investment portfolio, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the investment portfolios. The amount of the compensation is not deducted from portfolio assets and does not decrease the portfolio's investment return. The amount of the compensation is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. The agreement described below between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the portfolios advised or subadvised by Legg Mason affiliates. Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.



We and/or certain of our affiliated insurance companies have membership interests in our affiliated investment advisers MetLife Advisers, LLC, and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolio. We may benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.)


Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Other Information - Distributor.") The payments are deducted from assets of the investment portfolios and are paid to our distributor, MetLife Investors Distribution Company. These payments decrease the portfolio's investment return.


We select the investment portfolios offered through this contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included investment portfolios based on recommendations made by selling firms. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from owners. In certain instances, our ability to remove or replace an investment portfolio may be limited by the terms of a five-year agreement between MetLife and Legg Mason relating to the use of certain investment portfolios advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an investment portfolio, which, in some cases, may differ from our own selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider investment portfolios advised by Legg Mason affiliates in seeking to make a substitution for an investment portfolio advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup subsequently sold its asset management business to Legg Mason. We do not provide investment advice and do not recommend or endorse any particular investment portfolio.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Other Information - Distributor.")



AMERICAN FUNDS INSURANCE SERIES (CLASS 2)

American Funds Insurance Series is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust currently consists of 22 separate series (the Fund or Funds). Funds may be available in multiple classes: Class 1, Class 2 and Class 3. The portfolios available in connection with your contract are Class 2 shares. Franklin Mutual Advisers, LLC is the investment advisor for the Mutual Shares Securities Fund; Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund; and Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 2 portfolios are available under the contract:


     Templeton Developing Markets Securities Fund

     Templeton Foreign Securities Fund




LEGG MASON PARTNERS INVESTMENT SERIES

Legg Mason Partners Investment Series is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:


     Legg Mason Partners Variable Dividend Strategy Portfolio



LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. (CLASS I)


Legg Mason Partners Variable Portfolios I, Inc. is a mutual fund with multiple portfolios Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class I portfolios are available under the contract:


     Legg Mason Partners Variable Global High Yield Bond Portfolio

     Legg Mason Partners Variable Investors Portfolio

     Legg Mason Partners Variable Small Cap Growth Portfolio




LEGG MASON PARTNERS VARIABLE PORTFOLIOS II


Legg Mason Partners Variable Portfolios II is a trust that consists of multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio listed below. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Legg Mason Partners Variable Appreciation Portfolio

     Legg Mason Partners Variable Fundamental Value Portfolio




LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.


Legg Mason Partners Variable Portfolios III, Inc. is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Legg Mason Partners Variable Aggressive Growth Portfolio

     Legg Mason Partners Variable Large Cap Growth Portfolio

     Legg Mason Partners Variable Money Market Portfolio




LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV


Legg Mason Partners Variable Portfolios IV is a trust with multiple portfolios. Legg Mason Partners Fund Advisor,

LLC is the investment adviser for the portfolios. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Legg Mason Partners Variable Multiple Discipline Portfolio -  All Cap
         Growth and Value

     Legg Mason Partners Variable Multiple Discipline Portfolio -  Large Cap
         Growth and Value




MET INVESTORS SERIES TRUST (CLASS B OR CLASS A, AS NOTED)


Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or Class A, as noted, portfolios are available under the contract:



     Met/AIM Capital Appreciation Portfolio (Class A)

     Met/AIM Small Cap Growth Portfolio (Class A)


     BlackRock High Yield Portfolio (Class A) (formerly Federated High Yield
         Portfolio)


     Dreman Small-Cap Value Portfolio (Class A)

     Janus Capital Appreciation Portfolio (Class A)

     Legg Mason Value Equity Portfolio


     Lord Abbett Growth and Income Portfolio


     Lord Abbett Mid-Cap Value Portfolio

     Mercury Large-Cap Core Portfolio (Class A)

     MFS (Reg. TM) Research International Portfolio

     MFS (Reg. TM) Value Portfolio (Class A)

     Neuberger Berman Real Estate Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio (Class A)

     Pioneer Mid-Cap Value Portfolio (Class A)


     Third Avenue Small Cap Value Portfolio


     Van Kampen Comstock Portfolio


     Van Kampen Mid-Cap Growth Portfolio (formerly Lord Abbett Growth
         Opportunities Portfolio)




METROPOLITAN SERIES FUND, INC.


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     BlackRock Bond Income Portfolio (Class E)

     FI Large Cap Portfolio (Class A)

     FI Value Leaders Portfolio (Class D)

     MFS (Reg. TM) Total Return Portfolio (Class F)


     Western Asset Management U.S. Government Portfolio (Class A)




VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)

Van Kampen Life Investment Trust is a mutual fund with multiple portfolios. Van Kampen Asset Management Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:


     Van Kampen LIT Emerging Growth Portfolio



TRANSFERS


GENERAL. You can transfer a portion of your account value among the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers - Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:


o Your request for transfer must clearly state which investment portfolio(s) are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.

o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).


o You may not make a transfer to more than 18 investment portfolios at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios may be made by calling or writing our Annuity Service Center.


During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.


During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the Automatic Rebalancing Programs.


MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (E.G., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the American Funds Global Growth Fund, the Templeton Developing Markets Securities Fund, the Templeton Foreign Securities Fund, the Legg Mason Partners Variable Global High Yield Bond Portfolio, the Legg Mason Partners Variable Small Cap Growth Portfolio, the Met/AIM Small Cap Growth Portfolio, the BlackRock High Yield Portfolio, the Dreman Small-Cap Value Portfolio, the MFS (Reg. TM) Research International Portfolio, and the Third Avenue Small Cap Value Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.


We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios. However, under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007 we will be required to: (1) enter into a written agreement with each investment portfolio or its principal underwriter that will obligate us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.



In addition, contract owners and other persons with interests in the contracts should be aware that some investment portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/

or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. We will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.



EXAMPLE:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the PIMCO Inflation Protected Bond Portfolio and 60% to be in the Legg Mason Value Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the PIMCO Inflation Protected Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the PIMCO Inflation Protected Bond Portfolio to bring its value back to 40% and use the money to buy more units in the Legg Mason Value Equity Portfolio to increase those holdings to 60%.


MARQUIS ASSET ALLOCATION PROGRAM


The Marquis Asset Allocation Program is not offered by this prospectus and is not a part of your contract. The Marquis Asset Allocation Program is a separate service we make available in connection with the contract, at no additional charge to you, to help you select investment options. WHEN YOU PURCHASE THE CONTRACT, YOU ARE REQUIRED TO ENROLL IN THE ASSET ALLOCATION PROGRAM. Asset allocation, in general, is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class refers to a category of investments having similar characteristics, such as stocks and other equities, bonds and other fixed income investments, and cash equivalents. There are further divisions within asset classes, for example, divisions according to the size of the issuer (large cap, mid cap, small cap), the type of issuer (government, municipal, corporate, etc.) or the location of the issuer (domestic, foreign, etc.).


While you participate in the Asset Allocation Program, our affiliate MetLife Advisers, LLC (MetLife Advisers), an investment adviser registered under the Investment Advisers Act of 1940, will serve as your investment adviser, but solely for the purpose of developing and updating the models. MetLife Advisers currently follows the recommendations of an independent third-party consultant in providing this service. From time to time, MetLife Advisers may select a different consultant, to the extent permitted under applicable law. MetLife Advisers also serves as the investment adviser to certain investment portfolios available under the contract and receives compensation for those services. (See "Investment Options-Certain Payments We Receive with Regard to the Investment Portfolios" and "Investment Options-The Metropolitan Series Fund, Inc.") However, MetLife Advisers receives no compensation for services it performs in developing and updating the asset allocation models discussed below.


It is your responsibility to select or change your model and your investment portfolios. Your registered representative can provide you with information that may assist you in selecting a model and your investment portfolios. Once you select a model and the investment portfolio allocations, these selections will remain unchanged until you elect to revise the investment portfolio allocations, select a new model, or both. Although the models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that an asset allocation model will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single investment portfolio, asset class or different combination of investment options. In addition, the model is subject to all of the risks associated with its underlying investment portfolios. If, from time to time, MetLife Advisers changes the models, the flows of money into and out of underlying investment portfolios may generate higher brokerage and administrative costs for those portfolios, or such changes may disrupt an investment portfolio's management strategy.


In the Asset Allocation Program, you will choose to allocate your purchase payments among a set of investment portfolios you select using one of the asset allocation models MetLife Advisers provides. An asset allocation model is a set of target percentages for asset classes or sub-classes that represent the principal investments of the available investment portfolios. There currently are twenty asset allocation models, a disciplined and a flexible model for each of ten levels of risk tolerance and return potential (generally, asset classes and sub-classes with higher potential returns have greater risk of losses and experience greater volatility). Disciplined models are designed to be constructed only from investment portfolios that adhere strictly to their stated investment styles and invest in specific asset classes or sub-classes, whereas flexible models can include allocations to investment portfolios that may invest across multiple asset classes or sub-classes, or that may move between investment styles, or asset classes or sub-classes, depending on market conditions or other factors.


A disciplined or flexible asset allocation model will be suggested based on your responses to a profile questionnaire that seeks to measure your personal investment risk tolerance, investment time horizon, financial goals and other factors. In order to participate in this program, you will need to complete the questionnaire. Although you may only use one model at a time, you may elect to change to a different model as your tolerance for risk and/or your needs and objectives change. Using the questionnaire and in consultation with your registered representative, you may determine a different model better meets your risk tolerance and time horizons. There is no fee to change to a different model or for a change to the investment portfolio allocations.


MetLife Advisers, through its consultant as described above, periodically reviews the models (typically annually) and may find that asset allocations within a particular model may need to be changed. Similarly, the principal investments, investment style, or investment manager of an investment portfolio may change such that it is no longer appropriate for a model, or it may become appropriate for a model. Also, from time to time, we may change the investment portfolios available under the contract. (See "Investment Options.") As a result of the periodic review and/or any changes in available investment portfolios, each model may change and asset classes or sub-classes may be added or deleted. We will provide notice regarding any such changes, and you, in consultation with your registered representative, may wish to revise your investment allocations based on these model and investment portfolio changes. You are not required to make any changes, and if you take no action your current allocations will continue in effect.


If you also participate in the Automatic Rebalancing Program, the allocations in your models will be applied under the terms of that program. (See "Investment Options-Automatic Rebalancing Program.") Transfers among investment portfolios due to a change in the models or your selection of a different model are not taken into account in determining any transfer fee.


We and our affiliates, including MetLife Advisers, receive greater compensation and/or profits from certain investment portfolios than we receive from other portfolios. Therefore, it is conceivable that MetLife Advisers may have an incentive to develop models in such a way that larger allocations will be made to more profitable portfolios. Also, MetLife Advisers, in its capacity as investment adviser to certain of the investment portfolios, may believe that certain portfolios it manages may benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers legally is obligated to disregard these incentives. In addition, MetLife Advisers believes that following the recommendations of an independent third-party to develop and update the asset allocation models may reduce or eliminate the potential for MetLife Advisers to be influenced by these competing interests. As described above, from time to time, MetLife Advisers may select a different consultant to provide these recommendations, to the extent permitted under applicable law.


For more information about MetLife Advisers and its role as investment adviser for the Marquis Asset Allocation Program, please see the disclosure document, which is available to you at no charge, containing information from Part II of its Form ADV, the SEC investment adviser registration form. Your registered representative can provide you this disclosure document, or you can request a copy by writing to MetLife Advisers, LLC, c/o MetLife Investors USA Insurance Company, P.O. Box 10426, Des Moines, Iowa 50306-0426. We may perform certain administrative functions on behalf of our affiliate, MetLife Advisers; however, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available.


VOTING RIGHTS



We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.



SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units.


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.55% of the average daily net asset value of each investment portfolio.


This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:



      Annual Step-Up Death Benefit                   0.20%
      Compounded-Plus Death Benefit                  0.35%
      Additional Death Benefit -  Earnings
         Preservation Benefit                        0.25%

ACCOUNT FEE


During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $40 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000 then we will not deduct the account fee. After the annuity date, a pro rata monthly charge will be collected out of the annuity payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE



We offer a Guaranteed Minimum Income Benefit ("GMIB") rider that you can select when you purchase the contract. There are two different versions of the GMIB under this contract: GMIB II and GMIB Plus. If you select the GMIB Plus rider, we will assess a charge during the accumulation phase equal to 0.95% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a discussion of how the income base is determined) at the time the rider charge is assessed. If you elect an optional reset of the GMIB Plus rider on any contract anniversary as permitted, we may increase the GMIB Plus rider charge to the charge applicable to contract purchases at the time of the reset, but no more than a maximum of 1.50% of the income base. If you select the GMIB II rider, the charge is 0.50% of the income base at the time the rider charge is assessed.


The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised. If you make a full withdrawal (surrender) or if you apply your account value to an annuity option, a pro rata portion of the rider charge will be assessed based on the number of whole months since the last contract anniversary. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account.



GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE



We offer an optional Guaranteed Withdrawal Benefit ("GWB") that you can select when you purchase the contract. There are three different versions of the GWB under this contract: the Principal Guarantee, the Principal Guarantee Value, and the Lifetime Withdrawal Guarantee. If you elect a GWB rider, a charge is deducted from your account value on each contract anniversary beginning with the first contract anniversary following your election of the rider. The charge for the Principal Guarantee rider is equal to 0.50% of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefit") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. The charge for the Principal Guarantee Value rider is equal to 0.25% of the Guaranteed Withdrawal Amount. There is no Optional Reset available under the Principal Guarantee Value rider. The charge for the Lifetime Withdrawal Guarantee rider is equal to 0.70% (Single Life version) or 0.90% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefit - Description of the Lifetime Withdrawal Guarantee") on the applicable contract anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


The GWB rider charge is deducted from your account value pro rata from each investment portfolio. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of such change.


If you elect an Optional Reset of the Principal Guarantee on the 3rd contract anniversary or thereafter as permitted, we may increase the GWB rider charge to the charge applicable to current contract purchases at the time of the reset, but no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee, we may increase the rider charge to the Lifetime Withdrawal Guarantee charge applicable to current contract purchases at the time of the step-up, but to no more than a maximum of 1.10% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


We do not assess the GWB rider charge if your Benefit Base (under the Principal Guarantee or Principal Guarantee Value riders) equals zero. If the Lifetime Withdrawal Guarantee rider is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount equals zero.



WITHDRAWAL CHARGE


During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). This contract has no withdrawal charge.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We may make a deduction from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.

5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).



When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued. You can change the annuity date at any time before the annuity date with 30 days prior notice to us.



ANNUITY PAYMENTS


You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:


o  fixed annuity payments, or


o  variable annuity payments, or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.


If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your payment will vary and will depend upon three things:


1) the value of your contract in the investment portfolio(s) just before the start of the income phase,


2) the assumed investment return (AIR) used in the annuity table for the contract, and


3)    the performance of the investment portfolio(s) you selected.


The AIR for the contract is 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.



Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments.


In the event of a transfer during the income phase from a variable annuity payment option to a fixed annuity payment option, this may result in a reduction in the amount of annuity payments. (You cannot, however, make transfers from a fixed annuity payment option to the investment portfolios.)


If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change. Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.


If you do not choose an annuity option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed annuity payments, will automatically be applied.


You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than 10 years, we will then continue to make annuity payments for the rest of the 10 year period. When the annuitant dies, if you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our Annuity Service Center) commuted at the AIR. We will require return of your contract and proof of death before we pay the commuted values.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than 10 years, we will then continue to make annuity payments for the rest of the 10 year period. However, if you do not want to continue receiving annuity payments at the last death of the annuitant and the joint annuitant, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our Annuity Service Center) commuted at the AIR. We will require return of your contract and proof of death before we pay the commuted values.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. After commencement of this annuity payout, you may elect to receive the partial or full commuted value of the remaining guaranteed variable annuity payments, and the payments will be commuted at the AIR.


There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



In addition to the annuity options described above, we offer an additional payment option that allows your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") This payment option is available to both tax qualified and non-tax qualified contracts.


In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


GUARANTEED MINIMUM INCOME BENEFIT



At the time you buy the contract, you may elect a Guaranteed Minimum Income Benefit ("GMIB"). We offer two different versions of the Guaranteed Minimum Income Benefit. One version is known as GMIB II and the other version is known as GMIB Plus (collectively these will be referred to as "GMIB"). Please check with your registered representative on which versions (if any) are available in your state. Both versions are described below. You may not have this benefit and a Guaranteed Withdrawal Benefit rider in effect at the same time.



It is important to recognize that the "income base" (as described below) that is guaranteed by the GMIB is not available for cash withdrawals and does not establish or guarantee your account value or a minimum return for any investment portfolio. Rather, the GMIB is designed to provide you with a predictable minimum level of income for life after a minimum 10-year waiting period regardless of investment performance or actual account value, by providing a minimum guaranteed lifetime fixed income benefit in the form of fixed monthly annuity payments.



The amount of the benefit is determined by applying the income base (described below) at the time of exercise of the rider to the GMIB Annuity Table specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. The annuity rates in the Table are conservative, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your account value on your annuity date to then-current annuity purchase rates. In this case, your annuity payments will be higher if you do not exercise the rider.


The Guaranteed Principal Option of GMIB Plus does guarantee a minimum account value after a 10-year waiting period that is available for cash withdrawals. If you elect the Guaranteed Principal Option after the waiting period, this guarantee applies in lieu of receiving GMIB payments.



(See Appendix C for examples of the GMIB.)



DESCRIPTION OF GMIB II


The GMIB II may be exercised after a 10 year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30 day period following the contract anniversary on or following the owner's 85th birthday. The GMIB II is only available for owners up through age 75, and you can only elect the GMIB II at the time you purchase the contract. Once elected, the rider cannot be terminated except as discussed below.



INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal. On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:


    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter; and


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal; or


         (2) If total withdrawals in a contract year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or other payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.



In determining the GMIB II annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the income base.



The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal. The Annual Increase Amount does not change after the contract anniversary on or following the owner's 85th birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.



OWNERSHIP. If the owner is a natural person, the owner must be the annuitant. If a non-natural person owns the contract, then annuitant will be considered the owner in determining the income base and GMIB II annuity payments. If joint owners are named, the age of the older will be used to determine the income base and GMIB II annuity payments.


EXERCISING THE GMIB II RIDER. If you exercise the GMIB II, you must elect to receive annuity payments under one of the following fixed annuity options:



(1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:



 Age at Annuitization         Guarantee Period
----------------------       -----------------
          80                         9
          81                         8
          82                         7
          83                         6
       84 and 85                     5

(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed.



These options are described in the contract and the GMIB II rider.


If you exercise the GMIB II, your annuity payments will be the greater of:



o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.



If you choose not to receive annuity payments as guaranteed under the GMIB II, you may elect any of the annuity options available under the contract.


TERMINATING THE GMIB II RIDER. Except as otherwise provided in the GMIB II rider, the GMIB II will terminate upon the earliest of:



    a) The 30th day following the contract anniversary on or following your 85th birthday;


    b)    The date you make a complete withdrawal of your account value;



    c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB II;



    d) Death of the owner or joint owner (unless the spouse (aged 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract; or


    e) A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.



When the GMIB II rider terminates, the corresponding GMIB II rider charge terminates.


DESCRIPTION OF GMIB PLUS


The GMIB Plus is identical to the GMIB II, described above, with the following differences: (1) for purposes of calculating the Annual Increase Amount, (a) the annual increase rate is 6% per year through the contract anniversary on or following the owner's 85th birthday, and (b) the amount of total withdrawal adjustments for a contract year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of GMIB II" above will be set equal to the dollar amount of total withdrawals in such contract year, provided that such total withdrawals do not exceed 6% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year; (2) you may exercise a "GUARANTEED PRINCIPAL OPTION," in which case you will receive an additional amount to be added to the account value in lieu of taking GMIB payments; (3) you may be permitted to periodically reset the Annual Increase Amount; (4) the termination provisions are expanded; and (5) the additional charge for the GMIB Plus is 0.95% of the income base (with a maximum charge of 1.50% of the income base applicable upon the exercise of the Optional Reset feature). A description of certain of these features follows.


GUARANTEED PRINCIPAL OPTION. Starting with the tenth contract anniversary prior to the owner's 86th birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and


(b) the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. It is important to note that only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because purchase payments made after 120 days will increase your account value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus for this feature.


The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Plus rider will terminate as of the date the option takes effect and no additional GMIB Plus charges will apply thereafter. The variable annuity contract, however, will continue.


OPTIONAL RESET. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. Such a reset may be beneficial if your account value has grown at a rate above the 6% accumulation rate on the Annual Increase Amount. However, resetting the Annual Increase Amount will increase your waiting period for exercising the GMIB Plus by restarting the waiting period, and the GMIB Plus rider charge will be reset to the fee we charge new contract purchasers for the same GMIB Plus rider at that time. An Optional Reset is permitted only if: (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


You may elect either (1) a one-time Optional Reset at any contract anniversary provided the above requirements are met, or (2) Optional Resets to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically, provided the above requirements are met. The same conditions described above will apply to each automatic step-up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Up, no Optional Reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above.


We must receive your request to exercise the Optional Reset in writing at our Annuity Service Center, or by any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Reset to occur on that contract anniversary. We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus rider and will allow Optional Resets to those purchasers even if this benefit is no longer offered for this class of contract.


The Optional Reset will:


(1) reset the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Reset election;


(2) reset the GMIB Plus waiting period to the tenth contract anniversary following the date the Optional Reset took effect; and


(3) reset the GMIB Plus rider charge to the then current level we charge for the same GMIB Plus rider at the time of the reset, up to the Maximum Optional Reset Fee Rate (not to exceed 1.50%).


On the date of the reset, the account value on that day will be treated as a single purchase payment received on the date of the reset for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the reset.


TERMINATION PROVISIONS. GMIB Plus will terminate upon the effective date of the Guaranteed Principal Option in addition to the other termination provisions described above under "Terminating the GMIB II Rider." Also, for GMIB Plus only the following replaces termination provision e) above;


o a change for any reason of the owner or joint owner or annuitant, if a non-natural person owns the contract, unless we agree otherwise.


See Appendix C for examples illustrating the operation of the GMIB Plus.


GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS


The GMIB may have limited usefulness in connection with a qualified contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where the owner is planning to exercise the rider on a date later than the beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your tax adviser prior to electing a GMIB rider.


Additionally, the GMIB is not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death; however, the GMIB benefit may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution requirements will be met in all cases where income payments under a life contingent annuity (such as provided under the GMIB) do not begin until after the year following the year of death, as would be the case with a GMIB benefit purchased by such beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive annuity payments; or


(3)    when a death benefit is paid to your beneficiary.


Under most circumstances, withdrawals can only be made during the accumulation phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:


o  less any premium or other tax;


o  less any account fee; and


o  less any applicable pro rata GMIB or GWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio(s). We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.


How to withdraw all or part of your account value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;



o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

GUARANTEED WITHDRAWAL BENEFIT



We offer an optional Guaranteed Withdrawal Benefit ("GWB") for an additional charge. There are three versions of the GWB under this contract:


o  the Principal Guarantee


o  the Principal Guarantee Value


o  the Lifetime Withdrawal Guarantee.


The version(s) available with your contract will depend on which version(s) have been approved in your state. Please check with your registered representative for state availability. If you purchase the GWB, you must elect one version at the time you purchase the contract, prior to age 81. You may not have this benefit and a GMIB rider in effect at the same time. Once elected, the GWB cannot be terminated except as stated below in the description of each version of the GWB.


Each version of the GWB guarantees that the entire amount of purchase payments you make during the period of time specified in your rider will be returned to you through a series of withdrawals which you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee rider guarantees income for your life (and the life of your spouse, if the Joint Life version of the rider is elected), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee.")


THE GWB GUARANTEE MAY BE REDUCED IF YOUR ANNUAL WITHDRAWALS ARE GREATER THAN THE MAXIMUM AMOUNT ALLOWED, CALLED THE ANNUAL BENEFIT PAYMENT, WHICH IS DESCRIBED IN MORE DETAIL BELOW. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. The Benefit Base (as described below) under the Principal Guarantee and Principal Guarantee Value, and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee - Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals.


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT) UNTIL TERMINATION OF THE CONTRACT.


o IF THE PRINCIPAL GUARANTEE OR PRINCIPAL GUARANTEE VALUE RIDER IS IN EFFECT, THE GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS.


o IF THE LIFETIME WITHDRAWAL GUARANTEE RIDER IS IN EFFECT, THE TOTAL GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS THAT DO NOT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR. WITHDRAWALS

     THAT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR WILL DECREASE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT.


IF THE LIFETIME WITHDRAWAL GUARANTEE RIDER IS IN EFFECT, WE WILL CONTINE TO ASSESS THE GWB RIDER CHARGE EVEN IN THE CASE WHERE YOUR REMAINING GUARANTEED WITHDRAWAL AMOUNT, AS DECSCRIBED BELOW, EQUALS ZERO. HOWEVER, IF THE PRINCIPAL GUARANTEE OR PRINCIPAL GUARANTEE VALUE RIDER IS IN EFFECT, WE WILL NOT CONTINUE TO ASSESS THE GWB RIDER CHARGE IF YOUR BENEFIT BASE, AS DESCRIBED BELOW, EQUALS ZERO.


The tax treatment of withdrawals under the GWB rider is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if the Benefit Base is greater than the account value. This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax advisor prior to purchase.


(See Appendix D for examples of the GWB.)



DESCRIPTION OF THE PRINCIPAL GUARANTEE


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Principal Guarantee rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Principal Guarantee rider. Your initial Benefit Base is set at an amount equal to your initial purchase payment. Your Benefit Base will change with each purchase payment made on or before the 2nd contract anniversary, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial purchase payment;


o Increased by each subsequent purchase payment made on or before the 2nd contract anniversary;


o Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract owner or contract owner's bank account (or to the annuitant or annuitant's bank account, if the owner is a non-natural person), or results in cumulative withdrawals for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your account value after the decrease for the withdrawal.



(See Section A of Appendix D.)


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE. The GWB Withdrawal Rate is 10% if you make your first withdrawal on or after your 3rd contract anniversary and 5% if you make your first withdrawal before your 3rd contract anniversary. The Annual Benefit Payment is reset after each subsequent purchase payment made on or before the 2nd contract anniversary to the greater of (1) the Annual Benefit Payment before the subsequent purchase payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals during a contract year exceeding the Annual Benefit Payment or is not payable to the contract owner or contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and

(2) your account value after the decrease for the withdrawal multiplied by the GWB Withdrawal Rate. This reduction may be significant. (See Sections B and C of Appendix D.) Furthermore, because the Principal Guarantee rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an excess withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.



You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 10% of your Benefit Base and you withdraw 8% one year, you cannot then withdraw 12% the next year without exceeding your Annual Benefit Payment.


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. A beneficiary under a decedent's IRA (or where otherwise offered, under any other contract that is being "continued" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) may be required to take such withdrawals which must commence, in accordance with tax regulations, by the end of the calendar year following the year of the owner's death. These required distributions may be larger than the Annual Benefit Payment. After the first contract year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY.



GUARANTEED WITHDRAWAL AMOUNT. We assess the Principal Guarantee rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment. The Guaranteed Withdrawal Amount may increase with additional purchase payments made on or before the 2nd rider anniversary. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. (See Section D of Appendix D.) The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Principal Guarantee rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.



OPTIONAL RESET. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. Starting with the third contract anniversary (as long as it is prior to the owner's 86th birthday), you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. You may elect an Optional Reset at any subsequent contract anniversary prior to the owner's 86th birthday as long as it has been at least three years since the last Optional Reset. However, we will only permit an Optional Reset if your account value is higher than the Benefit Base immediately before the reset. The reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset;


o Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate; and


o Reset the Principal Guarantee rider charge equal to the then current level we charge at the time of the reset, up to the maximum charge of 1.00%.


An Optional Reset can also result in an increase of the Guaranteed Withdrawal Amount and the Principal Guarantee rider charge. However, locking in a higher Benefit Base by electing an Optional Reset can result in a decrease of the Annual Benefit Payment and the Guaranteed Withdrawal Amount if the account value before the reset was less than the Guaranteed Withdrawal Amount. Therefore, generally it may be beneficial to reset your Benefit Base only if your account value exceeds your Guaranteed Withdrawal Amount. However, any benefit of an Optional Reset also depends on the current Principal Guarantee rider charge. If the current charge in effect is higher than the charge you are paying, it may not be beneficial to reset your Benefit Base since we will begin applying the higher current charge at the time of the reset (even if the reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


We must receive your request for an Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) within the 30-day period ending on the day before the applicable contract anniversary. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest joint owner is used to determine the birthday. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


CANCELLATION. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the Principal Guarantee rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of your request. Otherwise, the rider may not be canceled. If the Principal Guarantee rider is canceled, it may not be re-elected.


TERMINATION. The Principal Guarantee rider will terminate upon the earliest business day we:


(1) process your request for a total withdrawal of your account value;


(2) process your request to apply your account value to an annuity option;


(3) determine that your account value is not sufficient to pay the charge for the Principal Guarantee rider (whatever account value is available will be applied to pay the annual Principal Guarantee rider charge);


(4) receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Principal Guarantee rider is in effect at the time of continuation), all terms and conditions of the Principal Guarantee rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Principal Guarantee rider charge until we receive this information;


(5) process a change in owners, joint owners, or annuitants (if the owner is a non-natural person);


(6) process the termination of your contract; or


(7) process your request for cancellation of the Principal Guarantee rider.



ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the Principal Guarantee rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) dies while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.



If you cancel the rider or apply your entire account value to an annuity option, we will not deduct the Principal Guarantee rider charge from your account value after we deduct the charge on the effective date of the cancellation or the application of your account value to an annuity option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your account value to an annuity option.


If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the Principal Guarantee rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit instead of the standard death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, or the Earnings Preservation Benefit, if those benefits had been purchased by the owner(s). Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit shall be payable under the Principal Guarantee rider.


If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a nonqualified contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, where the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.



We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and non-qualified contracts subject to Section 72(s)). If you terminate the Principal Guarantee rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the Principal Guarantee rider charge; or
(3) the contract owner or joint owner (or the annuitant if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.


DESCRIPTION OF THE PRINCIPAL GUARANTEE VALUE


The Principal Guarantee Value rider is identical to the Principal Guarantee rider, described above, with the following differences: (1) The entire amount of purchase payments you make until termination of the Principal Guarantee Value rider is guaranteed to be returned to you through a series of withdrawals which you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed; (2) The GWB Withdrawal Rate is 5% for all contract years; (3) There is no Optional Reset feature; and (4) The Principal Guarantee Value rider charge is 0.25% of the Guaranteed Withdrawal Amount.


PURCHASE PAYMENTS. Since the Principal Guarantee Value rider guarantee applies to all purchase payments made until termination of the rider, the Benefit Base will change with each purchase payment made, in the same manner as described above, until termination of the rider. Likewise, the Annual Benefit Payment and Guaranteed Withdrawal Amount is reset after each purchase payment made until termination of the rider.



DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE


In states where approved, we offer the Lifetime Withdrawal Guarantee rider. The Lifetime Withdrawal Guarantee rider is an optional rider that may be elected instead of the Principal Guarantee rider or Principal Guarantee Value rider. You should carefully consider which version of the GWB may be best for you. Here are some of the differences between the Lifetime Withdrawal Guarantee rider and the Principal Guarantee and Principal Guarantee Value riders:


o Guaranteed Payments for Life. So long as you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee rider guarantees that we will make payments to you over your lifetime (and the life of your spouse, if the Joint Life version of the rider is elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned.


o Automatic Annual Step-Ups. In contrast to the Principal Guarantee Value rider, which does not offer an optional reset, and the Principal Guarantee rider, which offers an optional reset beginning with the 3rd contract anniversary prior to the owner's 86th birthday, the Lifetime Withdrawal Guarantee provides automatic resets on each contract anniversary prior to the owner's 86th birthday (and offers the owner the ability to opt out of the resets).


o Withdrawal Rates. Like the Principal Guarantee Value rider, the Lifetime Withdrawal Guarantee rider uses a 5% Withdrawal Rate to determine the Annual Benefit Payment. The Principal Guarantee rider uses a 10% Withdrawal Rate to determine the Annual Benefit Payment if you make your first withdrawal on or after the third contract anniversary and a 5% Withdrawal Rate if you make your first withdrawal before your third contract anniversary.


o Cancellation. The Lifetime Withdrawal Guarantee rider also provides the ability to cancel the rider every five contract years for the first 15 contract years and annually thereafter. The Principal Guarantee and Principal Guarantee Value riders offer only one opportunity to cancel the rider (within 90 days of the fifth contract anniversary).


In considering whether to purchase the Lifetime Withdrawal Guarantee rider, you must consider your desire for protection and the cost of the rider with the possibility that had you not purchased the rider, your account value may be higher. In considering the benefit of the lifetime withdrawals, you should consider the impact of inflation. Even relatively low levels of inflation may have a significant effect on purchasing power. The Automatic Annual Step-Up, as described below, may provide protection against inflation, if and when there are strong investment returns. As with any GWB rider, the Lifetime Withdrawal Guarantee rider, however, does not assure that you will receive strong, let alone any, return on your investments.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The TOTAL GUARANTEED WITHDRAWAL AMOUNT is the minimum amount that you are guaranteed to receive over time while the Lifetime Withdrawal Guarantee rider is in effect. We assess the Lifetime Withdrawal Guarantee rider charge as a percentage of the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional purchase payments. Withdrawals that do not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below) do not reduce the Total Guaranteed Withdrawal Amount. If, however, a withdrawal results in cumulative withdrawals for the current contract year that exceed the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be reduced by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Total Guaranteed Withdrawal Amount).


5% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount are increased by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $5,000,000). The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount may also be increased by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount guaranteed to be received over time. The Remaining Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional purchase payments, and decreased by the amount of each withdrawal regardless of whether or not the withdrawal exceeds the Annual Benefit Payment. The Remaining Guaranteed Withdrawal Amount is also increased by the 5% Compounding Income Amount, as described above. If a withdrawal results in cumulative withdrawals for the current contract year that exceed the Annual Benefit Payment, the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Remaining Guaranteed Withdrawal Amount).


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining

     Guaranteed Withdrawal Amount is depleted, even if your account value declines to zero.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if you have elected the Joint Life version of the Lifetime Withdrawal Guarantee rider), even if your Remaining Guaranteed Withdrawal Amount and/or account value declines to zero.


You should carefully consider when to begin taking withdrawals if you have elected the Lifetime Withdrawal Guarantee. If you begin taking withdrawals too soon, you may limit the value of the Lifetime Withdrawal Guarantee. For example, your Total Guaranteed Withdrawal Amount is no longer increased by the 5% Compounding Income Amount once you make your first withdrawal. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.


At any time during the accumulation phase, you can elect to annuitize under current annuity rates in lieu of continuing the Lifetime Withdrawal Guarantee rider. This may provide higher income amounts and/or different tax treatment than the payments received under the Lifetime Withdrawal Guarantee rider.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 5% Compounding Income Amount, the Automatic Annual Step-Up, or withdrawals greater than the Annual Benefit Payment), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate.


It is important that you carefully manage your annual withdrawals. To ensure that you retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals during a contract year exceeding the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be recalculated and the Annual Benefit Payment will be reduced to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. These reductions in the Total Guaranteed Withdrawal Amount and Annual Benefit Payment may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your account value to decline to zero.


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount, you cannot withdraw 3% in one year and then withdraw 7% the next year without exceeding your Annual Benefit Payment in the second year.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the account value exceeds the Total Guaranteed Withdrawal Amount immediately before the Step-Up (and provided that you have not chosen to decline the Step-Up as described below).


The Automatic Annual Step-Up will:


o reset the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the account value on the date of the Step-Up, up to a maximum of $5,000,000;


o reset the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the Step-Up; and


o reset the Lifetime Withdrawal Guarantee rider charge to the charge applicable to contract purchases at the time of the Step-Up, up to a maximum of 1.10% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the Step-Up is higher than your current Lifetime Withdrawal Guarantee rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your account value to approach $5,000,0000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,0000.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. After the first contract year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


JOINT LIFE VERSION. A Joint Life version of the Lifetime Withdrawal Guarantee rider is available for a charge of 0.90% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). Like the Single Life version of the Lifetime Withdrawal Guarantee rider, the Joint Life version must be elected at the time you purchase the contract, and the owner (or oldest joint owner) must be age 80 or younger. Under the Joint Life version, when the owner of the contract dies (or when the first joint owner dies), the Lifetime Withdrawal Guarantee rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit - Spousal Continuation.") If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the Lifetime Withdrawal Guarantee rider on the contract anniversary every five contract years for the first 15 contract years and annually thereafter. We must receive your cancellation request within 30 days following the eligible contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the Lifetime Withdrawal Guarantee rider will terminate, we will no longer deduct the Lifetime Withdrawal Guarantee rider charge, and the investment allocation restrictions described above will no longer apply. The variable annuity contract, however, will continue.


If you cancel the Lifetime Withdrawal Guarantee rider on the fifteenth contract anniversary or any eligible contract anniversary thereafter, we will add a GUARANTEED PRINCIPAL ADJUSTMENT to your account value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is purchase payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in account value attributable to any partial withdrawals taken and


(b)    is the account value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due. Therefore, the Lifetime Withdrawal Guarantee may not be appropriate for you if you intend to make additional purchase payments after the 120 day period and are purchasing the Lifetime Withdrawal Guarantee for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE RIDER. The Lifetime Withdrawal Guarantee rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the account value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);


(2) the date all of the account value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the account value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met);


(4) death of the owner or joint owner (or the annuitant if the owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the owner or joint owner for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;


(6)    the effective date of the cancellation of the rider; or


(7) termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death).


Once the rider is terminated, the Lifetime Withdrawal Guarantee rider charge will no longer be deducted and the Lifetime Withdrawal Guarantee investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The Lifetime Withdrawal Guarantee rider may affect the death benefit available under your contract. If the owner or joint owner should die while the Lifetime Withdrawal Guarantee rider is in effect, an additional death benefit amount will be calculated under the Lifetime Withdrawal Guarantee rider that can be taken in a lump sum. The Lifetime Withdrawal Guarantee death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals. If this death benefit amount is greater than the death benefit provided by your contract, and if withdrawals in each contract year did not exceed the Annual Benefit Payment, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. This death benefit will be paid instead of the applicable contractual death benefit (the standard death benefit, the additional death benefit amount calculated under the Lifetime Withdrawal Guarantee as described above, or the Annual Step-Up death benefit, Compounded-Plus death benefit, or Earnings Preservation Benefit, if those benefits had been purchased by the owner(s)). Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing.


We reserve the right to accelerate any payment that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and nonqualified contracts subject to
Section 72(s)). If you terminate the Lifetime Withdrawal Guarantee rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the Lifetime Withdrawal Guarantee rider charge; or
(3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract, you may not make additional purchase payments under the contract.



GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS. In the event the Lifetime Withdrawal Guarantee is made available for purchase by a beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) and the beneficiary, as required under tax rules, is to receive required minimum distributions prior to attaining age 59 1/2, the required minimum distributions received from the contract will have the effect of eliminating the lifetime payments under the Lifetime Withdrawal Guarantee. Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. Therefore, the Lifetime Withdrawal Guarantee is not appropriate for purchase under a decedent's IRA by a beneficiary who has not attained age 59 1/2.


Note that none of the versions of the GWB (including the Principal Guarantee, Principal Guarantee Value, or Lifetime Withdrawal Guarantee) is appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract.




8. PERFORMANCE

We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee and GMIB or GWB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, GMIB or GWB rider charge and the investment portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.


In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the GMIB or GWB riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider or the

Compounded-Plus death benefit rider and you can also select the Additional Death Benefit-Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select these optional death benefit riders (age 80 for the Compounded-Plus death benefit rider). The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.


If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and


o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the account value; or


(2)    the enhanced death benefit.

The enhanced death benefit is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. If you are 76 years old or older at the effective date of your contract, you are not eligible to select this benefit. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a)    is the death benefit under your contract; and


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


                               Benefit Percentage



   Issue Age                   Percentage
-----------------------
   Ages 69 or younger        40%
   Ages 70-75                25%
   Ages 76 and above          0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).


A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both non-tax qualified contracts and certain tax qualified contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated beneficiary is permitted under our procedures to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other tax qualified or non-tax qualified contracts, depending on which type of contract you own, held in the name of the decedent. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single sum payment to the beneficiary at the end of the 60 day period.


If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.


SPOUSAL CONTINUATION


If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio in the ratio that the account value in the investment portfolio bears to the total account value. Spousal continuation will not satisfy minimum required distribution rules for tax qualified contracts other than IRAs.


DEATH OF THE ANNUITANT


If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non- natural person (for example, a trust), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.


Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.


CONTROLLED PAYOUT



You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts (see "Federal Income Tax Status").



10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS


NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


The following discussion generally applies to Non-Qualified Contracts owned by natural persons.


WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.


In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


It is conceivable that charges for certain benefits under a variable contract, such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the GWB riders), may be considered as deemed distributions subject to immediate taxation. We currently intend to treat these charges as an intrinsic part of the annuity contract and we do not tax report these charges as taxable income. However, it is possible that this may change in the future if we determine that such reporting is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.


The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;


o  made on or after the death of an owner;


o  attributable to the taxpayer's becoming disabled;


o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or


o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment portfolios after the annuity starting date. Consult your tax adviser.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.


See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.


WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code

(Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2007, $4,000 plus, for an owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $_____ for 2007. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.



ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Proposed income tax regulations issued in November 2004, would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


The proposed regulations will generally not be effective until taxable years beginning after December 31, 2005, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.


SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period.


The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.


Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consquences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.


A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.


GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


FOREIGN TAX CREDITS


To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions.


POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.


We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.




11. OTHER INFORMATION

METLIFE INVESTORS USA



MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and the District of Columbia. On October 11, 2006,

MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.



We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


Marquis and Marquis Portfolios are service marks of Citigroup Inc. or its Affiliates and are used by MetLife, Inc. and its Affiliates under license.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors USA Separate Account A (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


Certain investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments currently range up to 0.35% of Separate Account assets invested in the particular investment portfolio.


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of purchase payments allocated to the American Funds Global Growth Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund, for the services it provides in marketing the Funds' shares in connection with the contract.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 1.70% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.55% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2005, as well as the range of additional compensation paid.)


REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10426, Des Moines, IA 50306-0426.


Requests for service may be made:


o  Through your registered representative

o By telephone at (800) 842-9325, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 273-4980

     or


o  By Internet at www.metlifeinvestors.com


All other requests must be in written form, satisfactory to us.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the beneficiary.


o change the annuitant before the annuity date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The owner is as designated at the time the contract is issued, unless changed.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under the GMIB rider (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit").


ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors USA does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors USA to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Experts

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2006. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)


CHART 1

                                  1.70% SEPARATE ACCOUNT PRODUCT CHARGES
 AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                              to  12/31/2005
=============                                                                             ==== ==========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                              to  12/31/2005
=============                                                                             ==== ==========
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                              to  12/31/2005
=============                                                                             ==== ==========
 CAPITAL APPRECIATION FUND
 CAPITAL APPRECIATION SUB-ACCOUNT
    11/7/2005                                                                              to  12/31/2005
=============                                                                             ==== ==========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                              to  12/31/2005
=============                                                                             ==== ==========
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                              to  12/31/2005
=============                                                                             ==== ==========
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                              to  12/31/2005
=============                                                                             ==== ==========
 LAZARD RETIREMENT SERIES, INC.
 LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT
   11/07/2005                                                                              to  12/31/2005
=============                                                                             ==== ==========
 LEGG MASON PARTNERS INVESTMENT SERIES
 LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT
  (FORMERLY SMITH BARNEY INVESTMENT SERIES -  SMITH BARNEY DIVIDEND STRATEGY SUB-ACCOUNT)
   11/07/2005                                                                              to  12/31/2005
=============                                                                             ==== ==========



                                                                                            ACCUMULATION    ACCUMULATION
                                                                                           UNIT VALUE AT   UNIT VALUE AT
                                                                                            BEGINNING OF       END OF
                                                                                               PERIOD          PERIOD
                                                                                          --------------- ---------------
 AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                                 20.098466       21.246257
=============                                                                                ==========      ==========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                                131.241083      137.355630
=============                                                                                ==========      ==========
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                                 92.683657       95.526442
=============                                                                                ==========      ==========
 CAPITAL APPRECIATION FUND
 CAPITAL APPRECIATION SUB-ACCOUNT
    11/7/2005                                                                                107.089801      111.200991
=============                                                                                ==========      ==========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                                 19.094316       19.776501
=============                                                                                ==========      ==========
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                                  9.470656       10.349381
=============                                                                                ==========      ==========
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                                 25.946433       27.133237
=============                                                                                ==========      ==========
 LAZARD RETIREMENT SERIES, INC.
 LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT
   11/07/2005                                                                                 16.689936       16.918421
=============                                                                                ==========      ==========
 LEGG MASON PARTNERS INVESTMENT SERIES
 LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT
  (FORMERLY SMITH BARNEY INVESTMENT SERIES -  SMITH BARNEY DIVIDEND STRATEGY SUB-ACCOUNT)
   11/07/2005                                                                                  8.083376        8.148817
=============                                                                                ==========      ==========



                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                                                               UNITS
                                                                                           OUTSTANDING AT
                                                                                           END OF PERIOD
                                                                                          ---------------
 AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                                 1,876.8697
=============                                                                                ===========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                                   985.5996
=============                                                                                ===========
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                                   479.0883
=============                                                                                ===========
 CAPITAL APPRECIATION FUND
 CAPITAL APPRECIATION SUB-ACCOUNT
    11/7/2005                                                                                   100.1609
=============                                                                                ===========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                                   680.2903
=============                                                                                ===========
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                                10,047.6104
=============                                                                                ===========
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                                14,497.9693
=============                                                                                ===========
 LAZARD RETIREMENT SERIES, INC.
 LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT
   11/07/2005                                                                                 1,373.1683
=============                                                                                ===========
 LEGG MASON PARTNERS INVESTMENT SERIES
 LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT
  (FORMERLY SMITH BARNEY INVESTMENT SERIES -  SMITH BARNEY DIVIDEND STRATEGY SUB-ACCOUNT)
   11/07/2005                                                                                 1,734.7623
=============                                                                                ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                   1.70% SEPARATE ACCOUNT PRODUCT CHARGES
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
 LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC. -  HIGH YIELD BOND SUB-ACCOUNT (CLASS I))
   11/07/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========
 LEGG MASON PARTNERS VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC. -  INVESTORS SUB-ACCOUNT (CLASS I))
   11/07/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========
 LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC. -  SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
   11/07/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT
  (FORMERLY GREENWICH STREET SERIES FUND -  APPRECIATION SUB-ACCOUNT)
   11/07/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========
 LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT
  (FORMERLY GREENWICH STREET SERIES FUND -  FUNDAMENTAL VALUE SUB-ACCOUNT)
   11/07/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
 LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES FUND INC. -  SMITH BARNEY AGGRESSIVE GROWTH SUB-ACCOUNT)
   11/07/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========
 LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES FUND INC. -  SMITH BARNEY LARGE CAPITALIZATION GROWTH SUB-ACCOUNT)
   11/07/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========
 LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES FUND INC. -  SMITH BARNEY MONEY MARKET SUB-ACCOUNT)
   11/07/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
 LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO -  ALL CAP GROWTH AND VALUE SUB-ACCOUNT
  (FORMERLY SMITH BARNEY MULTIPLE DISCIPLINE TRUST -  MULTIPLE DISCIPLINE PORTFOLIO -  ALL CAP GROWTH
  AND VALUE SUB-ACCOUNT)
   11/07/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========
 LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO -  LARGE CAP GROWTH AND VALUE
  SUB-ACCOUNT
  (FORMERLY SMITH BARNEY MULTIPLE DISCIPLINE TRUST -  MULTIPLE DISCIPLINE PORTFOLIO -  LARGE CAP
  GROWTH AND VALUE SUB-ACCOUNT)
   11/07/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========



                                                                                             ACCUMULATION    ACCUMULATION
                                                                                            UNIT VALUE AT   UNIT VALUE AT
                                                                                             BEGINNING OF       END OF
                                                                                                PERIOD          PERIOD
                                                                                           --------------- ---------------
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
 LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC. -  HIGH YIELD BOND SUB-ACCOUNT (CLASS I))
   11/07/2005                                                                                  14.807029       14.984953
=============                                                                                  =========       =========
 LEGG MASON PARTNERS VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC. -  INVESTORS SUB-ACCOUNT (CLASS I))
   11/07/2005                                                                                  13.905097       14.279820
=============                                                                                  =========       =========
 LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC. -  SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
   11/07/2005                                                                                  11.513168       11.882493
=============                                                                                  =========       =========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT
  (FORMERLY GREENWICH STREET SERIES FUND -  APPRECIATION SUB-ACCOUNT)
   11/07/2005                                                                                  26.890893       27.126845
=============                                                                                  =========       =========
 LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT
  (FORMERLY GREENWICH STREET SERIES FUND -  FUNDAMENTAL VALUE SUB-ACCOUNT)
   11/07/2005                                                                                  29.246634       29.815513
=============                                                                                  =========       =========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
 LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES FUND INC. -  SMITH BARNEY AGGRESSIVE GROWTH SUB-ACCOUNT)
   11/07/2005                                                                                  12.288689       12.615024
=============                                                                                  =========       =========
 LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES FUND INC. -  SMITH BARNEY LARGE CAPITALIZATION GROWTH SUB-ACCOUNT)
   11/07/2005                                                                                  13.268927       13.431283
=============                                                                                  =========       =========
 LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES FUND INC. -  SMITH BARNEY MONEY MARKET SUB-ACCOUNT)
   11/07/2005                                                                                  12.459409       12.499043
=============                                                                                  =========       =========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
 LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO -  ALL CAP GROWTH AND VALUE SUB-ACCOUNT
  (FORMERLY SMITH BARNEY MULTIPLE DISCIPLINE TRUST -  MULTIPLE DISCIPLINE PORTFOLIO -  ALL CAP GROWTH
  AND VALUE SUB-ACCOUNT)
   11/07/2005                                                                                  14.620237       14.868470
=============                                                                                  =========       =========
 LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO -  LARGE CAP GROWTH AND VALUE
  SUB-ACCOUNT
  (FORMERLY SMITH BARNEY MULTIPLE DISCIPLINE TRUST -  MULTIPLE DISCIPLINE PORTFOLIO -  LARGE CAP
  GROWTH AND VALUE SUB-ACCOUNT)
   11/07/2005                                                                                  14.278891       14.477904
=============                                                                                  =========       =========



                                                                                              NUMBER OF
                                                                                             ACCUMULATION
                                                                                                UNITS
                                                                                            OUTSTANDING AT
                                                                                            END OF PERIOD
                                                                                           ---------------
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
 LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC. -  HIGH YIELD BOND SUB-ACCOUNT (CLASS I))
   11/07/2005                                                                                  1,418.0072
=============                                                                                 ===========
 LEGG MASON PARTNERS VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC. -  INVESTORS SUB-ACCOUNT (CLASS I))
   11/07/2005                                                                                  3,177.8950
=============                                                                                 ===========
 LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC. -  SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
   11/07/2005                                                                                  8,302.4223
=============                                                                                 ===========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT
  (FORMERLY GREENWICH STREET SERIES FUND -  APPRECIATION SUB-ACCOUNT)
   11/07/2005                                                                                  1,208.2217
=============                                                                                 ===========
 LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT
  (FORMERLY GREENWICH STREET SERIES FUND -  FUNDAMENTAL VALUE SUB-ACCOUNT)
   11/07/2005                                                                                      0.0000
=============                                                                                 ===========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
 LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES FUND INC. -  SMITH BARNEY AGGRESSIVE GROWTH SUB-ACCOUNT)
   11/07/2005                                                                                  2,243.1353
=============                                                                                 ===========
 LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES FUND INC. -  SMITH BARNEY LARGE CAPITALIZATION GROWTH SUB-ACCOUNT)
   11/07/2005                                                                                  9,765.7609
=============                                                                                 ===========
 LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES FUND INC. -  SMITH BARNEY MONEY MARKET SUB-ACCOUNT)
   11/07/2005                                                                                 12,941.4514
=============                                                                                 ===========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
 LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO -  ALL CAP GROWTH AND VALUE SUB-ACCOUNT
  (FORMERLY SMITH BARNEY MULTIPLE DISCIPLINE TRUST -  MULTIPLE DISCIPLINE PORTFOLIO -  ALL CAP GROWTH
  AND VALUE SUB-ACCOUNT)
   11/07/2005                                                                                    833.4934
=============                                                                                 ===========
 LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO -  LARGE CAP GROWTH AND VALUE
  SUB-ACCOUNT
  (FORMERLY SMITH BARNEY MULTIPLE DISCIPLINE TRUST -  MULTIPLE DISCIPLINE PORTFOLIO -  LARGE CAP
  GROWTH AND VALUE SUB-ACCOUNT)
   11/07/2005                                                                                      0.0000
=============                                                                                 ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   11/07/2005                                                        to  12/31/2005
=============                                                       ==== ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   11/07/2005                                                        to  12/31/2005
=============                                                       ==== ==========
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   11/07/2005                                                        to  12/31/2005
=============                                                       ==== ==========
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   11/07/2005                                                        to  12/31/2005
=============                                                       ==== ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   11/07/2005                                                        to  12/31/2005
=============                                                       ==== ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
   11/07/2005                                                        to  12/31/2005
=============                                                       ==== ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   11/07/2005                                                        to  12/31/2005
=============                                                       ==== ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   11/07/2005                                                        to  12/31/2005
=============                                                       ==== ==========
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   11/07/2005                                                        to  12/31/2005
=============                                                       ==== ==========
 METROPOLITAN SERIES FUND, INC.
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   11/07/2005                                                        to  12/31/2005
=============                                                       ==== ==========
 TRAVELERS SERIES TRUST
 AIM CAPITAL APPRECIATION SUB-ACCOUNT
   11/07/2005                                                        to  12/31/2005
=============                                                       ==== ==========
 EQUITY INCOME SUB-ACCOUNT
   11/07/2005                                                        to  12/31/2005
=============                                                       ==== ==========
 FEDERATED HIGH YIELD SUB-ACCOUNT
   11/07/2005                                                        to  12/31/2005
=============                                                       ==== ==========
 LARGE CAP SUB-ACCOUNT
   11/07/2005                                                        to  12/31/2005
=============                                                       ==== ==========
 MECURY LARGE CAP CORE SUB-ACCOUNT
   11/07/2005                                                        to  12/31/2005
=============                                                       ==== ==========



                                                                                                       NUMBER OF
                                                                      ACCUMULATION    ACCUMULATION    ACCUMULATION
                                                                     UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                                      BEGINNING OF       END OF      OUTSTANDING AT
                                                                         PERIOD          PERIOD      END OF PERIOD
                                                                    --------------- --------------- ---------------
 MET INVESTORS SERIES TRUST
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   11/07/2005                                                           10.246673       10.620284      17,989.9120
=============                                                           =========       =========     ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   11/07/2005                                                           46.890017       48.113781     192,944.1658
=============                                                           =========       =========     ============
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   11/07/2005                                                            9.632175        9.913810      18,409.2183
=============                                                           =========       =========     ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   11/07/2005                                                           23.646398       24.428438       1,946.5467
=============                                                           =========       =========     ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   11/07/2005                                                           11.934827       12.667474     260,802.9765
=============                                                           =========       =========     ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
   11/07/2005                                                           13.342525       14.265628      77,242.9227
=============                                                           =========       =========     ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   11/07/2005                                                           11.104596       11.126223     323,809.0569
=============                                                           =========       =========     ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   11/07/2005                                                           11.837745       12.020887     635,327.4154
=============                                                           =========       =========     ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   11/07/2005                                                           10.129061       10.454832       5,291.0105
=============                                                           =========       =========     ============
 METROPOLITAN SERIES FUND, INC.
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   11/07/2005                                                           15.077559       15.266382       1,528.6863
=============                                                           =========       =========     ============
 TRAVELERS SERIES TRUST
 AIM CAPITAL APPRECIATION SUB-ACCOUNT
   11/07/2005                                                           13.290511       13.589774           0.0000
=============                                                           =========       =========     ============
 EQUITY INCOME SUB-ACCOUNT
   11/07/2005                                                           19.131635       19.594244       2,499.3463
=============                                                           =========       =========     ============
 FEDERATED HIGH YIELD SUB-ACCOUNT
   11/07/2005                                                           15.172039       15.395890       3,749.2832
=============                                                           =========       =========     ============
 LARGE CAP SUB-ACCOUNT
   11/07/2005                                                           15.994863       16.477821       6,104.0469
=============                                                           =========       =========     ============
 MECURY LARGE CAP CORE SUB-ACCOUNT
   11/07/2005                                                            9.652618        9.882193       1,556.1370
=============                                                           =========       =========     ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                           1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                                NUMBER OF
                                                                           ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                                          UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                                           BEGINNING OF         END OF        OUTSTANDING AT
                                                                              PERIOD            PERIOD        END OF PERIOD
                                                                         ---------------   ---------------   ---------------
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT
   11/07/2005                                           to  12/31/2005       23.423769         23.763993          146.5235
=============                                          ==== ==========       =========         =========        ==========
 MFS (Reg. TM) VALUE SUB-ACCOUNT
   11/07/2005                                           to  12/31/2005       13.046611         13.241303        1,100.3751
=============                                          ==== ==========       =========         =========        ==========
 PIONEER FUND SUB-ACCOUNT
   11/07/2005                                           to  12/31/2005       16.258202         16.622244        1,220.2572
=============                                          ==== ==========       =========         =========        ==========
 PIONEER MID-CAP VALUE SUB-ACCOUNT
   11/07/2005                                           to  12/31/2005       10.391377         10.854367        8,807.0475
=============                                          ==== ==========       =========         =========        ==========
 STYLE FOCUS SERIES: SMALL CAP GROWTH SUB-ACCOUNT
   11/07/2005                                           to  12/31/2005       11.154224         11.402784        1,424.1811
=============                                          ==== ==========       =========         =========        ==========
 STYLE FOCUS SERIES: SMALL CAP VALUE SUB-ACCOUNT
   11/07/2005                                           to  12/31/2005       10.965995         11.222391        4,583.1535
=============                                          ==== ==========       =========         =========        ==========
 TRAVELERS MANAGED INCOME SUB-ACCOUNT
   11/07/2005                                           to  12/31/2005       15.096132         15.237255        7,162.7484
=============                                          ==== ==========       =========         =========        ==========
 U.S. GOVERNMENT SECURITIES SUB-ACCOUNT
   11/07/2005                                           to  12/31/2005       20.122972         20.680265          167.1526
=============                                          ==== ==========       =========         =========        ==========
 VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT EMERGING GROWTH SUB-ACCOUNT (CLASS II)
   11/07/2005                                           to  12/31/2005        4.648419          4.763708            0.0000
=============                                          ==== ==========       =========         =========        ==========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                    CHART 2



                                   2.30% SEPARATE ACCOUNT PRODUCT CHARGES
 AMERICAN FUNDS VARIABLE INSURANCE PRODUCT TRUST
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========
 CAPITAL APPRECIATION FUND
 CAPITAL APPRECIATION SUB-ACCOUNT
    11/7/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========
 LAZARD VARIABLE INSURANCE PRODUCT TRUST
 LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT
   11/07/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========
 LEGG MASON PARTNERS INVESTMENT SERIES
 LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT
  (FORMERLY SMITH BARNEY INVESTMENT SERIES -  SMITH BARNEY DIVIDEND STRATEGY SUB-ACCOUNT)
   11/07/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
 LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC. -  HIGH YIELD BOND SUB-ACCOUNT (CLASS I))
   11/07/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========
 LEGG MASON PARTNERS VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC. -  INVESTORS SUB-ACCOUNT (CLASS I))
   11/07/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========



                                                                                             ACCUMULATION    ACCUMULATION
                                                                                            UNIT VALUE AT   UNIT VALUE AT
                                                                                             BEGINNING OF       END OF
                                                                                                PERIOD          PERIOD
                                                                                           --------------- ---------------
 AMERICAN FUNDS VARIABLE INSURANCE PRODUCT TRUST
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                                  19.095806       20.168780
=============                                                                                 ==========      ==========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                                 115.178144      120.439360
=============                                                                                 ==========      ==========
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                                  81.341594       83.763483
=============                                                                                 ==========      ==========
 CAPITAL APPRECIATION FUND
 CAPITAL APPRECIATION SUB-ACCOUNT
    11/7/2005                                                                                  93.590352       97.098630
=============                                                                                 ==========      ==========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                                  18.090440       18.720451
=============                                                                                 ==========      ==========
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                                   8.935690        9.756297
=============                                                                                 ==========      ==========
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                                  23.923901       24.996430
=============                                                                                 ==========      ==========
 LAZARD VARIABLE INSURANCE PRODUCT TRUST
 LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT
   11/07/2005                                                                                  15.906472       16.110166
=============                                                                                 ==========      ==========
 LEGG MASON PARTNERS INVESTMENT SERIES
 LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT
  (FORMERLY SMITH BARNEY INVESTMENT SERIES -  SMITH BARNEY DIVIDEND STRATEGY SUB-ACCOUNT)
   11/07/2005                                                                                   7.790263        7.846489
=============                                                                                 ==========      ==========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
 LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC. -  HIGH YIELD BOND SUB-ACCOUNT (CLASS I))
   11/07/2005                                                                                  14.153398       14.310997
=============                                                                                 ==========      ==========
 LEGG MASON PARTNERS VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC. -  INVESTORS SUB-ACCOUNT (CLASS I))
   11/07/2005                                                                                  13.275254       13.621128
=============                                                                                 ==========      ==========



                                                                                              NUMBER OF
                                                                                             ACCUMULATION
                                                                                                UNITS
                                                                                            OUTSTANDING AT
                                                                                            END OF PERIOD
                                                                                           ---------------
 AMERICAN FUNDS VARIABLE INSURANCE PRODUCT TRUST
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                                   358.9652
=============                                                                                   ========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                                   337.6156
=============                                                                                   ========
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                                     0.0000
=============                                                                                   ========
 CAPITAL APPRECIATION FUND
 CAPITAL APPRECIATION SUB-ACCOUNT
    11/7/2005                                                                                     0.0000
=============                                                                                   ========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                                     0.0000
=============                                                                                   ========
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                                   993.8785
=============                                                                                   ========
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                                                                                     0.0000
=============                                                                                   ========
 LAZARD VARIABLE INSURANCE PRODUCT TRUST
 LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT
   11/07/2005                                                                                     0.0000
=============                                                                                   ========
 LEGG MASON PARTNERS INVESTMENT SERIES
 LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT
  (FORMERLY SMITH BARNEY INVESTMENT SERIES -  SMITH BARNEY DIVIDEND STRATEGY SUB-ACCOUNT)
   11/07/2005                                                                                     0.0000
=============                                                                                   ========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
 LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC. -  HIGH YIELD BOND SUB-ACCOUNT (CLASS I))
   11/07/2005                                                                                     0.0000
=============                                                                                   ========
 LEGG MASON PARTNERS VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC. -  INVESTORS SUB-ACCOUNT (CLASS I))
   11/07/2005                                                                                     0.0000
=============                                                                                   ========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                   2.30% SEPARATE ACCOUNT PRODUCT CHARGES
 LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC. -  SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
   11/07/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT
  (FORMERLY GREENWICH STREET SERIES FUND -  APPRECIATION SUB-ACCOUNT)
   11/07/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========
 LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT
  (FORMERLY GREENWICH STREET SERIES FUND -  FUNDAMENTAL VALUE SUB-ACCOUNT)
   11/07/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
 LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES FUND INC. -  SMITH BARNEY AGGRESSIVE GROWTH SUB-ACCOUNT)
   11/07/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========
 LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES FUND INC. -  SMITH BARNEY LARGE CAPITALIZATION GROWTH SUB-ACCOUNT)
   11/07/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========
 LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES FUND INC. -  SMITH BARNEY MONEY MARKET SUB-ACCOUNT)
   11/07/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
 LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO -  ALL CAP GROWTH AND VALUE SUB-ACCOUNT
  (FORMERLY SMITH BARNEY MULTIPLE DISCIPLINE TRUST -  MULTIPLE DISCIPLINE PORTFOLIO -  ALL CAP GROWTH
  AND VALUE SUB-ACCOUNT)
   11/07/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========
 LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO -  LARGE CAP GROWTH AND VALUE
  SUB-ACCOUNT
  (FORMERLY SMITH BARNEY MULTIPLE DISCIPLINE TRUST -  MULTIPLE DISCIPLINE PORTFOLIO -  LARGE CAP
  GROWTH AND VALUE SUB-ACCOUNT)
   11/07/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========
 MET INVESTORS SERIES TRUST
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   11/07/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   11/07/2005                                                                               to  12/31/2005
=============                                                                              ==== ==========



                                                                                             ACCUMULATION    ACCUMULATION
                                                                                            UNIT VALUE AT   UNIT VALUE AT
                                                                                             BEGINNING OF       END OF
                                                                                                PERIOD          PERIOD
                                                                                           --------------- ---------------
 LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC. -  SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
   11/07/2005                                                                                  11.273648       11.625150
=============                                                                                  =========       =========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT
  (FORMERLY GREENWICH STREET SERIES FUND -  APPRECIATION SUB-ACCOUNT)
   11/07/2005                                                                                  24.716240       24.911379
=============                                                                                  =========       =========
 LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT
  (FORMERLY GREENWICH STREET SERIES FUND -  FUNDAMENTAL VALUE SUB-ACCOUNT)
   11/07/2005                                                                                  27.226786       27.732192
=============                                                                                  =========       =========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
 LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES FUND INC. -  SMITH BARNEY AGGRESSIVE GROWTH SUB-ACCOUNT)
   11/07/2005                                                                                  12.033033       12.341811
=============                                                                                  =========       =========
 LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES FUND INC. -  SMITH BARNEY LARGE CAPITALIZATION GROWTH SUB-ACCOUNT)
   11/07/2005                                                                                  12.683067       12.827063
=============                                                                                  =========       =========
 LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES FUND INC. -  SMITH BARNEY MONEY MARKET SUB-ACCOUNT)
   11/07/2005                                                                                  11.635551       11.662400
=============                                                                                  =========       =========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
 LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO -  ALL CAP GROWTH AND VALUE SUB-ACCOUNT
  (FORMERLY SMITH BARNEY MULTIPLE DISCIPLINE TRUST -  MULTIPLE DISCIPLINE PORTFOLIO -  ALL CAP GROWTH
  AND VALUE SUB-ACCOUNT)
   11/07/2005                                                                                  14.350611       14.581548
=============                                                                                  =========       =========
 LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO -  LARGE CAP GROWTH AND VALUE
  SUB-ACCOUNT
  (FORMERLY SMITH BARNEY MULTIPLE DISCIPLINE TRUST -  MULTIPLE DISCIPLINE PORTFOLIO -  LARGE CAP
  GROWTH AND VALUE SUB-ACCOUNT)
   11/07/2005                                                                                  14.015567       14.198526
=============                                                                                  =========       =========
 MET INVESTORS SERIES TRUST
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   11/07/2005                                                                                  10.245499       10.609815
=============                                                                                  =========       =========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   11/07/2005                                                                                  39.966312       40.973655
=============                                                                                  =========       =========



                                                                                              NUMBER OF
                                                                                             ACCUMULATION
                                                                                                UNITS
                                                                                            OUTSTANDING AT
                                                                                            END OF PERIOD
                                                                                           ---------------
 LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC. -  SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
   11/07/2005                                                                                  1,643.6749
=============                                                                                  ==========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT
  (FORMERLY GREENWICH STREET SERIES FUND -  APPRECIATION SUB-ACCOUNT)
   11/07/2005                                                                                      0.0000
=============                                                                                  ==========
 LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT
  (FORMERLY GREENWICH STREET SERIES FUND -  FUNDAMENTAL VALUE SUB-ACCOUNT)
   11/07/2005                                                                                      0.0000
=============                                                                                  ==========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
 LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES FUND INC. -  SMITH BARNEY AGGRESSIVE GROWTH SUB-ACCOUNT)
   11/07/2005                                                                                      0.0000
=============                                                                                  ==========
 LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES FUND INC. -  SMITH BARNEY LARGE CAPITALIZATION GROWTH SUB-ACCOUNT)
   11/07/2005                                                                                      0.0000
=============                                                                                  ==========
 LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES FUND INC. -  SMITH BARNEY MONEY MARKET SUB-ACCOUNT)
   11/07/2005                                                                                      0.0000
=============                                                                                  ==========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
 LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO -  ALL CAP GROWTH AND VALUE SUB-ACCOUNT
  (FORMERLY SMITH BARNEY MULTIPLE DISCIPLINE TRUST -  MULTIPLE DISCIPLINE PORTFOLIO -  ALL CAP GROWTH
  AND VALUE SUB-ACCOUNT)
   11/07/2005                                                                                      0.0000
=============                                                                                  ==========
 LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO -  LARGE CAP GROWTH AND VALUE
  SUB-ACCOUNT
  (FORMERLY SMITH BARNEY MULTIPLE DISCIPLINE TRUST -  MULTIPLE DISCIPLINE PORTFOLIO -  LARGE CAP
  GROWTH AND VALUE SUB-ACCOUNT)
   11/07/2005                                                                                      0.0000
=============                                                                                  ==========
 MET INVESTORS SERIES TRUST
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   11/07/2005                                                                                  3,128.2561
=============                                                                                  ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   11/07/2005                                                                                      0.0000
=============                                                                                  ==========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   11/07/2005                                                        to  12/31/2005
=============                                                       ==== ==========
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   11/07/2005                                                        to  12/31/2005
=============                                                       ==== ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   11/07/2005                                                        to  12/31/2005
=============                                                       ==== ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
   11/07/2005                                                        to  12/31/2005
=============                                                       ==== ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   11/07/2005                                                        to  12/31/2005
=============                                                       ==== ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   11/07/2005                                                        to  12/31/2005
=============                                                       ==== ==========
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   11/07/2005                                                        to  12/31/2005
=============                                                       ==== ==========
 METROPOLITAN SERIES FUND, INC.
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   11/07/2005                                                        to  12/31/2005
=============                                                       ==== ==========
 TRAVELERS SERIES TRUST
 AIM CAPITAL APPRECIATION SUB-ACCOUNT
   11/07/2005                                                        to  12/31/2005
=============                                                       ==== ==========
 EQUITY INCOME SUB-ACCOUNT
   11/07/2005                                                        to  12/31/2005
=============                                                       ==== ==========
 FEDERATED HIGH YIELD SUB-ACCOUNT
   11/07/2005                                                        to  12/31/2005
=============                                                       ==== ==========
 LARGE CAP SUB-ACCOUNT
   11/07/2005                                                        to  12/31/2005
=============                                                       ==== ==========
 MECURY LARGE CAP CORE SUB-ACCOUNT
   11/07/2005                                                        to  12/31/2005
=============                                                       ==== ==========
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT
   11/07/2005                                                        to  12/31/2005
=============                                                       ==== ==========
 MFS (Reg. TM) VALUE SUB-ACCOUNT
   11/07/2005                                                        to  12/31/2005
=============                                                       ==== ==========



                                                                                                       NUMBER OF
                                                                      ACCUMULATION    ACCUMULATION    ACCUMULATION
                                                                     UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                                      BEGINNING OF       END OF      OUTSTANDING AT
                                                                         PERIOD          PERIOD      END OF PERIOD
                                                                    --------------- --------------- ---------------
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   11/07/2005                                                            9.362231        9.627572       3,219.9011
=============                                                           =========       =========       ==========
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   11/07/2005                                                           22.508557       23.232707           0.0000
=============                                                           =========       =========       ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   11/07/2005                                                           11.594320       12.295357       4,117.6675
=============                                                           =========       =========       ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
   11/07/2005                                                           13.221228       14.123631       1,026.1646
=============                                                           =========       =========       ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   11/07/2005                                                           10.937739       10.949495         884.6198
=============                                                           =========       =========       ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   11/07/2005                                                           11.500244       11.667998       2,070.1810
=============                                                           =========       =========       ==========
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   11/07/2005                                                           10.097156       10.412830           0.0000
=============                                                           =========       =========       ==========
 METROPOLITAN SERIES FUND, INC.
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   11/07/2005                                                           14.112362       14.276657           0.0000
=============                                                           =========       =========       ==========
 TRAVELERS SERIES TRUST
 AIM CAPITAL APPRECIATION SUB-ACCOUNT
   11/07/2005                                                           12.509898       12.780432           0.0000
=============                                                           =========       =========       ==========
 EQUITY INCOME SUB-ACCOUNT
   11/07/2005                                                           18.104932       18.526556           0.0000
=============                                                           =========       =========       ==========
 FEDERATED HIGH YIELD SUB-ACCOUNT
   11/07/2005                                                           14.357828       14.556981           0.0000
=============                                                           =========       =========       ==========
 LARGE CAP SUB-ACCOUNT
   11/07/2005                                                           15.136355       15.579803           0.0000
=============                                                           =========       =========       ==========
 MECURY LARGE CAP CORE SUB-ACCOUNT
   11/07/2005                                                            9.220419        9.431488           0.0000
=============                                                           =========       =========       ==========
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT
   11/07/2005                                                           21.875182       22.173578           0.0000
=============                                                           =========       =========       ==========
 MFS (Reg. TM) VALUE SUB-ACCOUNT
   11/07/2005                                                           12.487121       12.662421           0.0000
=============                                                           =========       =========       ==========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                           2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                                NUMBER OF
                                                                           ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                                          UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                                           BEGINNING OF         END OF        OUTSTANDING AT
                                                                              PERIOD            PERIOD        END OF PERIOD
                                                                         ---------------   ---------------   ---------------
 PIONEER FUND SUB-ACCOUNT
   11/07/2005                                           to  12/31/2005       15.150408         15.476147     0.0000
=============                                          ==== ==========       =========         =========     ======
 PIONEER MID-CAP VALUE SUB-ACCOUNT
   11/07/2005                                           to  12/31/2005       10.356790         10.808815     0.0000
=============                                          ==== ==========       =========         =========     ======
 STYLE FOCUS SERIES: SMALL CAP GROWTH SUB-ACCOUNT
   11/07/2005                                           to  12/31/2005       11.117128         11.354952     0.0000
=============                                          ==== ==========       =========         =========     ======
 STYLE FOCUS SERIES: SMALL CAP VALUE SUB-ACCOUNT
   11/07/2005                                           to  12/31/2005       10.929519         11.175307     0.0000
=============                                          ==== ==========       =========         =========     ======
 TRAVELERS MANAGED INCOME SUB-ACCOUNT
   11/07/2005                                           to  12/31/2005       14.098166         14.217569     0.0000
=============                                          ==== ==========       =========         =========     ======
 U.S. GOVERNMENT SECURITIES SUB-ACCOUNT
   11/07/2005                                           to  12/31/2005       18.524403         19.020856     0.0000
=============                                          ==== ==========       =========         =========     ======
 VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT EMERGING GROWTH SUB-ACCOUNT (CLASS II)
   11/07/2005                                           to  12/31/2005        4.507129          4.614888     0.0000
=============                                          ==== ==========       =========         =========     ======

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

DISCONTINUED INVESTMENT PORTFOLIOS. Effective as of May 1, 2006, Capital Appreciation Fund merged into Janus Capital Appreciation Portfolio (Class A) of Met Investors Series Trust.


Effective as of May 1, 2006, the following investment portfolios of The Travelers Series Trust were merged: AIM Capital Appreciation Portfolio merged into Met/AIM Capital Appreciation Portfolio (Class A) of Met Investors Series Trust; Equity Income Portfolio merged into FI Value Leaders Portfolio (Class D) of Metropolitan Series Fund, Inc.; Federated High Yield Portfolio merged into Federated High Yield Portfolio (Class A) of Met Investors Series Trust; Large Cap Portfolio merged into FI Large Cap Portfolio (Class A) of Metropolitan Series Fund, Inc.; Mercury Large Cap Core Portfolio merged into Mercury Large-Cap Core Portfolio (Class A) of Met Investors Series Trust; MFS (Reg. TM) Total Return Portfolio merged into MFS (Reg. TM) Total Return Portfolio (Class
F) of Metropolitan Series Fund, Inc.; MFS (Reg. TM) Value Portfolio merged into MFS (Reg. TM) Value Portfolio (Class A) of Met Investors Series Trust; Pioneer Fund Portfolio merged into Pioneer Fund Portfolio (Class A) of Met Investors Series Trust; Pioneer Mid Cap Value Portfolio merged into Pioneer Mid-Cap Value Portfolio (Class A) of Met Investors Series Trust; Style Focus Series: Small Cap Growth Portfolio merged into Met/AIM Small Cap Growth Portfolio (Class A) of Met Investors Series Trust; Style Focus Series: Small Cap Value Portfolio merged into Dreman Small-Cap Value Portfolio (Class A) of Met Investors Series Trust; Travelers Managed Income Portfolio merged into BlackRock Bond Income Portfolio (Class E) of Metropolitan Series Fund, Inc.; and U.S. Government Securities Portfolio merged into Western Asset Management U.S. Government Portfolio (Class A) of Metropolitan Series Fund, Inc.



Effective as of May 1, 2006, Franklin Templeton Variable Insurance Products
Trust: Mutual Shares Securities Fund (Class 2) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).



Effective as of May 1, 2006, Metropolitan Series Fund, Inc.:Western Asset Management U.S. Government Portfolio (Class B) was exchanged for Metropolitan Series Fund, Inc.: Western Asset Management U.S. Government Portfolio (Class
A).



Effective as of November 13, 2006, Lazard Retirement Series, Inc.: Lazard Retirement Small Cap Portfolio (Service Shares) was replaced with Met Investors Series Trust: Third Avenue Small Cap Value Portfolio (Class B).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AMERICAN FUNDS INSURANCE SERIES (CLASS 2 SHARES)


American Funds Insurance Series is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


AMERICAN FUNDS GLOBAL GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks capital appreciation through stocks.


AMERICAN FUNDS GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks capital appreciation through stocks.


AMERICAN FUNDS GROWTH-INCOME FUND


INVESTMENT OBJECTIVE: The American Funds Growth-Income Fund seeks capital appreciation and income.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust currently consists of 22 separate series (the Fund or Funds). Funds may be available in multiple classes: Class 1, Class 2 and Class 3. The portfolios available in connection with your contract are Class 2 shares. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund, and Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 2 portfolios are available under the contract:


TEMPLETON DEVELOPING MARKETS SECURITIES FUND


INVESTMENT OBJECTIVE: The Templeton Developing Markets Securities Fund seeks long-term capital appreciation.


TEMPLETON FOREIGN SECURITIES FUND


INVESTMENT OBJECTIVE: The Templeton Foreign Securities Fund seeks long-term capital growth.



LEGG MASON PARTNERS INVESTMENT SERIES


Legg Mason Partners Investment Series is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY PORTFOLIO


SUBADVISER: CAM North America, LLC


INVESTMENT OBJECTIVE: Legg Mason Partners Variable Dividend Strategy Portfolio seeks capital appreciation.



LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. (CLASS I)



Legg Mason Partners Variable Portfolios I, Inc. is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following Class I portfolios are available under the contracts:


LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: Legg Mason Partners Variable High Yield Bond Portfolio seeks total return, consistent with the preservation of capital.


LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO


SUBADVISER: CAM North America, LLC


INVESTMENT OBJECTIVE: Legg Mason Partners Variable Investors Portfolio seeks long term growth of capital.

LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO


SUBADVISER: CAM North America, LLC


INVESTMENT OBJECTIVE: Legg Mason Partners Variable Small Cap Growth Portfolio seeks long term growth of capital.



LEGG MASON PARTNERS VARIABLE PORTFOLIOS II



Legg Mason Partners Variable Portfolios II is a trust that consists of multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


LEGG MASON PARTNERS VARIABLE APPRECIATION PORTFOLIO


SUBADVISER: CAM North America, LLC


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Appreciation Portfolio seeks long-term appreciation of capital.


LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO


SUBADVISER: CAM North America, LLC


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Fundamental Value Portfolio seeks long-term capital growth.


LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.


Legg Mason Partners Variable Portfolios III, Inc. is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: CAM North America, LLC


INVESTMENT OBJECTIVE: Legg Mason Partners Variable Aggressive Growth Portfolio seeks capital apprecation.


LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH PORTFOLIO


SUBADVISER: CAM North America, LLC


INVESTMENT OBJECTIVE: Legg Mason Partners Variable Large Cap Growth Portfolio seeks long term growth of capital.


LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Money Market Portfolio seeks to maximize current income consistent with preservation of capital.



LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV



Legg Mason Partners Variable Portfolios IV is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - ALL CAP GROWTH AND VALUE


SUBADVISER: CAM North America, LLC


INVESTMENT OBJECTIVE: Legg Mason Partners Variable Multiple Discipline Portfolio - All Cap Growth and Value seeks long-term growth of capital.


LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE


SUBADVISER: CAM North America, LLC


INVESTMENT OBJECTIVE: Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value seeks long-term growth of capital.



MET INVESTORS SERIES TRUST (CLASS B OR CLASS A, AS NOTED)


Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors USA. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B or Class A, as noted, portfolios are available under the contract:


MET/AIM CAPITAL APPRECIATION PORTFOLIO (CLASS A)


SUBADVISER: A I M Capital Management, Inc.


INVESTMENT OBJECTIVE: The Met/AIM Capital Appreciation Portfolio seeks long-term growth of capital.


MET/AIM SMALL CAP GROWTH PORTFOLIO (CLASS A)


SUBADVISER: A I M Capital Management, Inc.


INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

BLACKROCK HIGH YIELD PORTFOLIO (CLASS A) (formerly Federated High Yield
Portfolio)


SUBADVISER: BlackRock Financial Management, Inc. (formerly Federated Investment Management Company)


INVESTMENT OBJECTIVE: The Federated High Yield Portfolio seeks high current income.


DREMAN SMALL-CAP VALUE PORTFOLIO (CLASS A)


SUBADVISER: Dreman Value Management LLC


INVESTMENT OBJECTIVE: The Dreman Small Cap Value Portfolio seeks capital appreciation.


JANUS CAPITAL APPRECIATION PORTFOLIO (CLASS A)


SUBADVISER: Janus Capital Management LLC


INVESTMENT OBJECTIVE: The Janus Capital Appreciation Portfolio seeks capital appreciation.


LEGG MASON VALUE EQUITY PORTFOLIO


SUBADVISER: Legg Mason Capital Management, Inc.


INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term capital appreciation.


LORD ABBETT GROWTH AND INCOME PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.



LORD ABBETT MID-CAP VALUE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.


MERCURY LARGE-CAP CORE PORTFOLIO (CLASS A)


SUBADVISER: Merrill Lynch Investment Managers, L.P. (d/b/a Mercury Advisors)


INVESTMENT OBJECTIVE: The Mercury Large Cap Core Portfolio seeks long-term capital growth.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


MFS (Reg. TM) VALUE PORTFOLIO (CLASS A)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation and reasonable income.


NEUBERGER BERMAN REAL ESTATE PORTFOLIO


SUBADVISER: Neuberger Berman Management, Inc.


INVESTMENT OBJECTIVE: The Neuberger Berman Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.


PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER MID-CAP VALUE PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Mid Cap Value Portfolio seeks capital appreciation.



THIRD AVENUE SMALL CAP VALUE PORTFOLIO


SUBADVISER: Third Avenue Management LLC


INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO


SUBADVISER: Morgan Stanley Investment Management Inc.


INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.



VAN KAMPEN MID-CAP GROWTH PORTFOLIO (formerly Lord Abbett Growth Opportunities Portfolio)


SUBADVISER: Morgan Stanley Investment Management Inc. (formerly Lord, Abbett & Co. LLC)


INVESTMENT OBJECTIVE: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.



METROPOLITAN SERIES FUND, INC.


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. The following portfolios are available under the contract:


BLACKROCK BOND INCOME PORTFOLIO (CLASS E)


SUBADVISER: BlackRock Advisors, Inc.


INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.


FI LARGE CAP PORTFOLIO (CLASS A)


SUBADVISER: Fidelity Management & Research Company


INVESTMENT OBJECTIVE: The FI Large Cap Portfolio seeks long-term growth of capital.


FI VALUE LEADERS PORTFOLIO (CLASS D)


SUBADVISER: Fidelity Management & Research Company


INVESTMENT OBJECTIVE: The FI Value Leaders Portfolio seeks long-term growth of capital.


MFS (Reg. TM) TOTAL RETURN PORTFOLIO (CLASS F)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.



WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS A)



SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.


VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)


Van Kampen Life Investment Trust is a mutual fund with multiple portfolios. Van Kampen Asset Management Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:


VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO


INVESTMENT OBJECTIVE: The Van Kampen LIT Emerging Growth Portfolio seeks capital appreciation.

APPENDIX C

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges.


(1) THE 5% ANNUAL INCREASE AMOUNT


    Determining a value upon which future income payments will be based
    -------------------------------------------------------------------


    Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the contract anniversary on or immediately after the contract owner's 85th birthday. Your purchase payments are also adjusted for any withdrawals made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase Amount") is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]






    Determining your guaranteed lifetime income stream
    --------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]






(2) THE "HIGHEST ANNIVERSARY VALUE" ("HAV")


    Determining a value upon which future income payments will be based
    -------------------------------------------------------------------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]

    Determining your guaranteed lifetime income stream
    --------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]






(3) PUTTING IT ALL TOGETHER


    Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the Guaranteed Minimum Income Benefit may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.


[GRAPHIC APPEARS HERE]






    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.


[GRAPHIC APPEARS HERE]






(4) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS


    Assume your initial purchase payment is $100,000 and no withdrawals are taken. Assume that account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effect of exercising the Guaranteed Principal Option is:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary, bringing the account value back up to $100,000.


    2) The GMIB Plus rider and rider charge terminate as of the date that the adjustment is made to the account value; the variable annuity contract continues.

[GRAPHIC APPEARS HERE]







    *Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(5) THE OPTIONAL RESET - GMIB PLUS


Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount increases to $106,000 on the first contract anniversary ($100,000 increased by 6% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Reset.


The effect of the Optional Reset election is:


   (1) The 6% Annual Increase Amount resets from $106,000 to $110,000;


   (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus rider charge is reset to the fee we charge new contract owners for GMIB Plus at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The 6% Annual Increase Amount increases to $116,600 on the second contract anniversary ($110,000 increased by 6% per year, compounded annually). Assume your account value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Reset at this time, because the account value is less than the 6% Annual Increase Amount.


(6) THE OPTIONAL RESET: AUTOMATIC ANNUAL STEP-UP -

GMIB PLUS


Assume your initial investment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Resets to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 6% Annual Increase Amount, an Optional Reset will automatically occur.


The effect of the Optional Reset is:


   (1) The 6% Annual Increase Amount automatically resets from $106,000 to $110,000;


   (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus rider charge is reset to the fee we charge new contract owners for GMIB Plus at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The 6% Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 6% Annual Increase Amount, an Optional Reset will automatically occur.


The effect of the Optional Reset is:


   (1) The 6% Annual Increase Amount automatically resets from $116,600 to $120,000;


   (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus rider charge is reset to the fee we charge new contract owners for GMIB Plus at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 6% Annual Increase Amount and an Optional Reset would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Reset is:


   (1) The 6% Annual Increase Amount automatically resets to the higher account value;


   (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of the Optional Reset;


   (3) The GMIB Plus rider charge is reset to the fee we charge new contract owners for GMIB Plus at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The 6% Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Reset NOT permitted because your account value is lower than your 6% Annual Increase Amount. However, because the Optional Reset has locked-in previous gains, the 6% Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 85th birthday. Also, please note:


   (1) THE 10-YEAR WAITING PERIOD TO ANNUITIZE THE CONTRACT UNDER THE GUARANTEED MINIMUM INCOME BENEFIT REMAINS AT THE 17TH CONTRACT ANNIVERSARY (10 YEARS FROM THE DATE OF THE LAST OPTIONAL RESET);


   (2) THE GMIB PLUS RIDER CHARGE REMAINS AT ITS CURRENT LEVEL; AND


   (3) THE GUARANTEED PRINCIPAL OPTION CAN STILL BE ELECTED ON THE 10TH CONTRACT ANNIVERSARY.


[GRAPHIC APPEARS HERE]

APPENDIX D


GUARANTEED WITHDRAWAL BENEFIT EXAMPLES (PRINCIPAL GUARANTEE AND LIFETIME WITHDRAWAL GUARANTEE)


The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect any increase in the Annual Benefit Payment due to the Automated Required Minimum Distribution Program nor do they reflect the deduction of fees and charges, and applicable income taxes and penalties.


A.   How Withdrawals Affect the Benefit Base


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the account value grew to $112,000 because of market performance. If you make your first withdrawal on or after your 3rd contract anniversary your Annual Benefit Payment would be $10,000. If a withdrawal of $12,000 were made, the Benefit Base would be reduced to $100,000 - $12,000 = $88,000. The withdrawal of $12,000 exceeded the Annual Benefit Payment. However, since the remaining account value of $100,000 exceeds the remaining Benefit Base of $88,000, no further reduction to the Benefit Base is made.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the account value shrank to $90,000 because of market performance. If you make your first withdrawal on or after the 3rd contract anniversary your Annual Benefit Payment would be $10,000. If a withdrawal of $12,000 were made, the Benefit Base would be reduced to $88,000 and the account value would be reduced to $78,000. The withdrawal of $12,000 exceeded the Annual Benefit Payment. However, since the account value of $78,000 is less than the Benefit Base of $88,000, a further reduction of the $10,000 difference is made, reducing the Benefit Base to $78,000.


B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000. Assume you make your first withdrawal in the first year and the GWB Withdrawal Rate is 5%, therefore the initial Annual Benefit Payment would be $5,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $95,000 + $10,000 = $105,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second purchase payment) and b) $5,250 (5% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would increase to $5,250.


C.   How Withdrawals Affect the Annual Benefit Payment


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and assuming you make your first withdrawal on or after your 3rd contract anniversary, the initial Annual Benefit Payment would be $10,000. If a withdrawal of $12,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $12,000 - $1,000 = $87,000. Since the withdrawal of $12,000 exceeded the Annual Benefit Payment of $10,000, the Annual Benefit Payment would be reset to the lower of a) $10,000 (the Annual Benefit Payment before the withdrawal) and b) $8,700 (10% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $8,700.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and assuming you make your first withdrawal on or after your 3rd contract anniversary, the initial Annual Benefit Payment would be $10,000. If a withdrawal of $12,000 was made four years later after the account value had increased to $150,000, the account value would be reduced to $138,000. Since the withdrawal of $12,000 exceeded the Annual Benefit Payment of $10,000, the Annual Benefit Payment would be reset to the lower of a) $10,000 (the Annual Benefit Payment before the withdrawal) and b) $13,800 (10% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $10,000.

D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next 18 months you make two withdrawals of $5,000 each. Your Benefit Base would be reduced to $90,000. If a subsequent purchase payment of $3,000 was made before the 2nd contract anniversary, the Benefit Base would be increased to $90,000 + $3,000 = $93,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $93,000 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.


E.   Putting It All Together


     1. When Withdrawals Equal the Annual Benefit Payment and are Taken On or After Your 3rd Contract Anniversary


An initial purchase payment is made of $100,000. The initial Benefit Base is $100,000, the Guaranteed Withdrawal Amount is $100,000, and the Annual Benefit Payment is $5,000. If no withdrawals are taken for the first 3 years of the contract, the Annual Benefit Payment increases to 10% x $100,000 = $10,000. Starting in the fourth contract year, the Guaranteed Minimum Withdrawal Benefit guarantees annual withdrawals of $10,000 for 10 years as long as no withdrawals were taken in the first 3 years.


                                    [CHART]
      Annual
     Benefit          Cumulative           Account
     Payment         Withdrawals           Balance
   -----------      --------------        ----------
          0                0                100000
          0                0                 73000
          0                0                 52750
      10000            10000               37562.5
      10000            20000              26171.88
      10000            30000              17628.91
      10000            40000              11221.68
      10000            50000               6416.26
      10000            60000              2812.195
      10000            70000              109.1461
      10000            80000                     0
      10000            90000                     0
      10000           100000                     0


  2. When Withdrawals Do Not Exceed the Annual Benefit Payment and are Taken Before Your 3rd Contract Anniversary


An initial purchase payment is made of $100,000. The initial Benefit Base is $100,000, the Guaranteed Withdrawal Amount is $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Even if the Account Balance reduces to zero due to poor market performance, the Guaranteed Minimum Withdrawal Benefit guarantees annual withdrawals of $5,000 for 20 years.

                                    [CHART]

    Annual
    Benefit        Cumulative            Account
    Payment        Withdrawals           Balance
   ----------     -------------         ----------
      5000             5000               100000
      5000            10000                73000
      5000            15000                52750
      5000            20000              37562.5
      5000            25000             26171.88
      5000            30000             17628.91
      5000            35000             11221.68
      5000            40000              6416.26
      5000            45000             2812.195
      5000            50000             109.1461
      5000            55000                    0
      5000            60000                    0
      5000            65000                    0
      5000            70000                    0
      5000            75000                    0
      5000            80000                    0
      5000            85000                    0
      5000            90000                    0
      5000            95000                    0
      5000           100000                    0


     3.   When Annual Withdrawals Do Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would now be the amount guaranteed to be available to be withdrawn over time.


                                    [CHART]

   Annual
   Benefit        Actual       Account          Benefit
   Payment      Withdrawals    Balance            Base
  ---------    -------------  -----------      ----------
       0               0       100000           100000
    5000            5000        85000            95000
    5000            5000        68000            90000
    5000            5000        50000            85000
    5000           10000        40000            40000
    2000            2000        38000            38000
    2000            2000        36000            36000
    2000            2000        34000            34000
    2000            2000        32000            32000
    2000            2000        30000            30000
    2000            2000        28000            28000
    2000            2000        26000            26000
    2000            2000        24000            24000
    2000            2000        22000            22000
    2000            2000        20000            20000
    2000            2000        18000            18000
    2000            2000        16000            16000
    2000            2000        14000            14000
    2000            2000        12000            12000

F. How the Optional Reset Works (may be elected prior to the owner's 86th birthday)


Assume that a contract had an initial purchase payment of $100,000 and the GWB charge is .50%.The initial account value would be $100,000, the initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000 and the Annual Benefit Payment would be $5,000 (assuming you began withdrawing in your first year).


Assume the account value on the third contract anniversary grew due to market performance to $148,350. Assume the GWB charge remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 5% x $148,350 = $7,418.


Assume the account value on the sixth contract anniversary grew due to market performance to $179,859. Assume the GWB charge has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 5% x $179,859 = $8,993.


Assume the account value on the ninth contract anniversary grew due to market performance to $282,582. Assume the GWB charge is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 5% x $282,582 = $14,129.


                                    [CHART]

   Annual
   Benefit      Cumulative      Contract
   Payment      Withdrawals      Value
  ---------    -------------  -----------
      5000           5000        100000
      5000          10000        125000
      5000          15000        130000
    7417.5        22417.5        148350
    7417.5          29835        185000
    7417.5        37252.5        195000
   8992.95       46245.45        179859
   8992.95        55238.4        210000
   8992.95       64231.35        223000
   14129.1       78360.45        282582
   14129.1       92489.55        270000
   14129.1      106618.65        278000
                                 315000



G.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the account value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the account value are reduced to zero.


                                    [CHART]
                                              Remaining
   Annual                                     Guaranteed          Guaranteed
   Benefit     Cumulative      Account        Withdrawal          Withdrawal
   Payment     Withdrawals      Value           Amount             Amount
  ---------   -------------   ---------      ------------        ------------
    $5,000      $  5,000      $100,000       $100,000            $100,000
     5,000        10,000        90,250         95,000             100,000
     5,000        15,000        80,987.5       90,000             100,000
     5,000        20,000        72,188.13      85,000             100,000
     5,000        25,000        63,328.72      80,000             100,000
     5,000        30,000        53,887.28      75,000             100,000
     5,000        35,000        48,342.92      70,000             100,000
     5,000        40,000        41,175.77      65,000             100,000
     5,000        45,000        34,366.98      60,000             100,000
     5,000        50,000        27,898.63      55,000             100,000
     5,000        55,000        21,753.7       50,000             100,000
     5,000        60,000        15,916.02      45,000             100,000
     5,000        65,000        10,370.22      40,000             100,000
     5,000        70,000         5,101.706     35,000             100,000
     5,000        75,000            96.62093   30,000             100,000
     5,000        80,000             0              0             100,000
     5,000        85,000             0              0             100,000
     5,000        90,000             0              0             100,000
     5,000        95,000             0              0             100,000
     5,000       100,000             0              0             100,000



     2.   When Withdrawals Do Exceed the Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting account value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the account value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


H.   Lifetime Withdrawal Guarantee - 5% Compounding Income Amount


Assume that a contract had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%).


The Total Guaranteed Withdrawal Amount will increase by 5% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the first withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the first withdrawal is taken in the first contract year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the first withdrawal is taken in the second contract year, then the Total Guaranteed Withdrawal Amount would increase to $105,000 ($100,000 x 105%), and the Annual Benefit Payment would increase to $5,250 ($105,000 x 5%).

If the first withdrawal is taken in the third contract year, then the Total Guaranteed Withdrawal Amount would increase to $110,250 ($105,000 x 105%), and the Annual Benefit Payment would increase to $5,513 ($110,250 x 5%).


If the first withdrawal is taken after the 10th contract year, then the Total Guaranteed Withdrawal Amount would increase to $162,890 (the initial $100,000, increased by 5% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $8,144 ($162,890 x 5%).


                                    [CHART]

                        Year            Annual
                      of First          Benefit        Benefit
                     Withdrawal         Payment         Base
                     ------------      ---------      ----------
                         1              $5,000         100,000
                         2               5,250         105,000
                         3               5,513         110,250
                         4               5,788         115,762.5
                         5               6,078         121,550.6
                         6               6,381         127,628.2
                         7               6,700         134,009.6
                         8               7,036         140,710
                         9               7,387         147,745.5
                        10               7,757         155,132.8
                        11               8,144         162,889.5

I. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 5% Compounding Income Amount (No Withdrawals)


Assume that a contract had an initial purchase payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $105,000 ($100,000 increased by 5%, compounded annually). Assume the account value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $105,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $115,500 ($110,000 increased by 5%, compounded annually). Assume the account value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $115,500 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 5%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $168,852. Assume that during these contract years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the account value at the ninth contract anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $168,852 to $180,000 and reset the Annual Benefit Payment to $9,000 ($180,000 x 5%).

At the 10th contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $189,000 ($180,000 increased by 5%, compounded annually). Assume the account value is less than $189,000. There is no Automatic Annual Step-Up since the account value is below the Total Guaranteed Withdrawal Amount; however, due to the 5% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $9,450 ($189,000 x 5%).


[GRAPHIC APPEARS HERE]

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                      AND


                    METLIFE INVESTORS USA INSURANCE COMPANY


                              MARQUIS PORTFOLIOS/SM/


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 30, 2007, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10426, DES MOINES, IOWA 50306-0426, OR CALL (800) 842-9325.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 2007.



MARQUIS AND MARQUIS PORTFOLIOS ARE SERVICE MARKS OF CITIGROUP INC. OR ITS AFFLIATES AND ARE USED BY METLIFE, INC. AND ITS AFFILIATES UNDER LICENSE.




SAI-407MARQUIS

TABLE OF CONTENTS                                                         PAGE


COMPANY ................................     2
EXPERTS ................................     2
CUSTODIAN ..............................     2
DISTRIBUTION ...........................     2
CALCULATION OF PERFORMANCE INFORMATION .     4
     Total Return ......................     4
     Historical Unit Values ............     4
     Reporting Agencies ................     5
ANNUITY PROVISIONS .....................     5
     Variable Annuity ..................     5
     Fixed Annuity .....................     6
     Mortality and Expense Guarantee ...     6
     Legal or Regulatory Restrictions        6
  on Transactions
TAX STATUS OF THE CONTRACTS ............     7
CONDENSED FINANCIAL INFORMATION ........     9
FINANCIAL STATEMENTS ...................    25

COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900 Irvine, CA 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and the District of Columbia. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.




EXPERTS


The financial statements of MetLife Investors USA Insurance Company included in this Statement of Additional Information have been audited by [to be filed by amendment], an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts as required by new accounting guidance which became effective January 1, 2004), and are included in reliance upon the report of such firm given their authority as experts in accounting and auditing. The principal business address of [to be filed by amendment] is [to be filed by amendment].


The financial statements of the sub-accounts of MetLife Investors USA Separate Account A included in this Statement of Additional Information have been audited by [to be filed by amendment], an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given their authority as experts in accounting and auditing. The principal business address of [to be filed by amendment] is [to be filed by amendment].





CUSTODIAN

MetLife Investors USA Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.



Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:





                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2004             $183,550,302             $0
2005             $176,095,864             $0
2006             $                        $


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2006 ranged from $ to $ . The amount of commissions paid to selected selling firms during 2006 ranged from $ to $ . The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2006 ranged from $ to $ . For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (First MetLife Investors Insurance Company, MetLife Investors Insurance Company of California and MetLife Investors Insurance Company).


The following list sets forth the names of selling firms that received additional compensation in 2006 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.



AFS Brokerage, Inc.

Ameritas Investment Corp.
Associated Securities Corp.
Brookstreet Securities Corporation

Centaurus Financial, Inc.
CUSO Financial Sevices, L.P.
Davenport & Company
Duerr Financial
Essex National Securities, Inc.
Ferris, Baker Watts Incorporated
FFP Securities, Inc.
First Financial Planners
Futureshare Financial
Great Southern Bank
Greenpoint Financial
Guaranty Insurance Services, Inc.
Gunn Allen Financial
Harbour Investments, Inc.
H. Beck, Inc.
Huntington Bank
IFMG Securities, Inc.
Infinex Investments, Inc.
ING
Intersecurities, Inc.
Investacorp, Inc.
Investment Planners, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC
Jefferson Pilot
LaSalle St. Securities, L.L.C.
Legg Mason Wood Walker, Incorporated
Lincoln Investment Planning
Medallion Investment Services, Inc.
Merrill Lynch, Pierce, Fenner & Smith Inc.
Morgan Keegan & Company, Inc.
Mutual Service Corporation
National Planning Corporation
North Island Financial
Pan-America Financial Advisors
Piper Jaffray & Company
Planning Corp. of America
PNC Investments
Prime Capital
Questar Capital
Re-Direct Securities Corp.
Scott & Stringfellow, Inc.
Securities America, Inc.
Securities Service Network, Inc.
Sigma Financial Corporation
Standford Group
The Leaders Group
Transamerica Financial
United Planners' Financial Services of America

U.S. Bancorp Investment, Inc.
UVEST Financial Services Group, Inc.
Wallstreet Financial
Walnut Street Securities, Inc.
Waterstone Financial Group, Inc.
Wilbanks Securities
Workman Securities
XCU Capital Corporation, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised, and any applicable account fee and/or GMIB or GWB rider charge. For purposes of calculating performance information, the GWB rider charge is reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a GMIB or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.


In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock

Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated GMIB or GWB rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows:
The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.


The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which offsets the assumed investment return used to develop the variable annuity tables.


(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.


(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i)    the net asset value per share of the portfolio at the end of the current business day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is     the net asset value per share of the portfolio for the immediately preceding business day.

C is (i)    the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o  You may not make a transfer from the fixed account to the Separate Account;

o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.




TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Other rules may apply to Qualified Contracts.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70
1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2006. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.




                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       19.758491         20.880809         3,079.4063
=============                            ==== ==========      ==========        ==========         ==========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005      125.651534        131.467481         1,989.4762
=============                            ==== ==========      ==========        ==========         ==========
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       88.736896         91.432065           694.1461
=============                            ==== ==========      ==========        ==========         ==========
 CAPITAL APPRECIATION FUND
 CAPITAL APPRECIATION SUB-ACCOUNT
    11/7/2005                             to  12/31/2005      102.386074        106.285801             0.0000
=============                            ==== ==========      ==========        ==========         ==========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       18.753610         19.417985           965.7159
=============                            ==== ==========      ==========        ==========         ==========
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005        9.288966         10.147893         2,540.5376
=============                            ==== ==========      ==========        ==========         ==========
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       25.254168         26.401647         2,290.8714
=============                            ==== ==========      ==========        ==========         ==========
 LAZARD RETIREMENT SERIES, INC.
 LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       16.424556         16.644565             0.0000
=============                            ==== ==========      ==========        ==========         ==========
 LEGG MASON PARTNERS INVESTMENT SERIES
 LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT
  (FORMERLY SMITH BARNEY INVESTMENT SERIES -  SMITH BARNEY DIVIDEND STRATEGY SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        7.984456          8.046757             0.0000
=============                            ==== ==========      ==========        ==========         ==========

                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
 LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC -  HIGH YIELD BOND SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       14.585841         14.756821         1,469.7322
=============                            ==== ==========       =========         =========         ==========
 LEGG MASON PARTNERS VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC -  INVESTORS SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       13.691874         14.056766         3,572.2125
=============                            ==== ==========       =========         =========         ==========
 LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC -  SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       11.432759         11.796075         1,372.5987
=============                            ==== ==========       =========         =========         ==========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT
  (FORMERLY GREENWICH STREET SERIES FUND -  APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       26.145487         26.367233             0.0000
=============                            ==== ==========       =========         =========         ==========
 LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT
  (FORMERLY GREENWICH STREET SERIES FUND -  FUNDAMENTAL VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       28.557161         29.104170             0.0000
=============                            ==== ==========       =========         =========         ==========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
 LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES FUND INC. -  SMITH BARNEY AGGRESSIVE GROWTH SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.202863         12.523278         5,576.1169
=============                            ==== ==========       =========         =========         ==========
 LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES FUND INC. -  SMITH BARNEY LARGE CAPITALIZATION GROWTH SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       13.070671         13.226756         1,646.1981
=============                            ==== ==========       =========         =========         ==========
 LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES FUND INC. -  SMITH BARNEY MONEY MARKET SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.178473         12.213666         2,001.1121
=============                            ==== ==========       =========         =========         ==========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
 LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO -  ALL CAP GROWTH AND VALUE SUB-ACCOUNT
  (FORMERLY SMITH BARNEY MULTIPLE DISCIPLINE TRUST -  MULTIPLE DISCIPLINE PORTFOLIO -  ALL CAP GROWTH
  AND VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.529793         14.772197         4,369.0869
=============                            ==== ==========       =========         =========         ==========

                                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO -  LARGE CAP GROWTH AND VALUE
  SUB-ACCOUNT
  (FORMERLY SMITH BARNEY MULTIPLE DISCIPLINE TRUST -  MULTIPLE DISCIPLINE PORTFOLIO -  LARGE CAP
  GROWTH AND VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.190561         14.384162                0.0000
=============                            ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       10.246282         10.616793           14,518.9346
=============                            ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       46.444202         47.642491          838,033.3523
=============                            ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005        9.541346          9.817470            4,359.0711
=============                            ==== ==========       =========         =========        ==============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       23.260893         24.023201            4,164.8000
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       11.821093         12.543118        1,048,425.7713
=============                            ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       13.301972         14.218141          457,667.2761
=============                            ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       11.048701         11.067004        1,872,092.1192
=============                            ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       11.724941         11.902882        1,662,486.0267
=============                            ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       10.118414         10.440811           81,993.7821
=============                            ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005       14.748670         14.929039           18,584.4022
=============                            ==== ==========       =========         =========        ==============
 TRAVELERS SERIES TRUST
 AIM CAPITAL APPRECIATION SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       13.025010         13.314423                0.0000
=============                            ==== ==========       =========         =========        ==============
 EQUITY INCOME SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       18.783051         19.231640            2,075.0608
=============                            ==== ==========       =========         =========        ==============

                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 FEDERATED HIGH YIELD SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       14.895600         15.110984         1,493.6472
=============                            ==== ==========       =========         =========         ==========
 LARGE CAP SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       15.703383         16.172839             0.0000
=============                            ==== ==========       =========         =========         ==========
 MECURY LARGE CAP CORE SUB-ACCOUNT
   11/07/2005                             to  12/31/2005        9.506330          9.729598         1,271.1132
=============                            ==== ==========       =========         =========         ==========
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       22.895703         23.221508             0.0000
=============                            ==== ==========       =========         =========         ==========
 MFS (Reg. TM) VALUE SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       12.857362         13.045438             0.0000
=============                            ==== ==========       =========         =========         ==========
 PIONEER FUND SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       15.880176         16.231036             0.0000
=============                            ==== ==========       =========         =========         ==========
 PIONEER MID CAP VALUE SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       10.379834         10.839160           995.7012
=============                            ==== ==========       =========         =========         ==========
 STYLE FOCUS SERIES: SMALL CAP GROWTH SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       11.141844         11.386816         1,147.5438
=============                            ==== ==========       =========         =========         ==========
 STYLE FOCUS SERIES: SMALL CAP VALUE SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       10.953821         11.206672         1,164.0636
=============                            ==== ==========       =========         =========         ==========
 TRAVELERS MANAGED INCOME SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       14.755831         14.889448         1,682.4449
=============                            ==== ==========       =========         =========         ==========
 U.S. GOVERNMENT SECURITIES SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       19.575288         20.111575             0.0000
=============                            ==== ==========       =========         =========         ==========
 VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT EMERGING GROWTH SUB-ACCOUNT (CLASS II)
   11/07/2005                             to  12/31/2005        4.600832          4.713570             0.0000
=============                            ==== ==========       =========         =========         ==========

                                    1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       19.674399         20.790433         1,436.2718
=============                            ==== ==========      ==========        ==========         ==========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005      124.291738        130.035304           229.7593
=============                            ==== ==========      ==========        ==========         ==========
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       87.776744         90.436184           330.4077
=============                            ==== ==========      ==========        ==========         ==========
 CAPITAL APPRECIATION FUND
 CAPITAL APPRECIATION SUB-ACCOUNT
    11/7/2005                             to  12/31/2005      101.242755        105.091300             0.0000
=============                            ==== ==========      ==========        ==========         ==========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       18.669388         19.329376             0.0000
=============                            ==== ==========      ==========        ==========         ==========
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005        9.243946         10.097979             0.0000
=============                            ==== ==========      ==========        ==========         ==========
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       25.083626         26.221453             0.0000
=============                            ==== ==========      ==========        ==========         ==========
 LAZARD RETIREMENT SERIES, INC.
 LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       16.358872         16.576795             0.0000
=============                            ==== ==========      ==========        ==========         ==========
 LEGG MASON PARTNERS INVESTMENT SERIES
 LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT
  (FORMERLY SMITH BARNEY INVESTMENT SERIES -  SMITH BARNEY DIVIDEND STRATEGY SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        7.959915          8.021442         1,240.8800
=============                            ==== ==========      ==========        ==========         ==========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
 LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC -  HIGH YIELD BOND SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       14.531062         14.700332             0.0000
=============                            ==== ==========      ==========        ==========         ==========
 LEGG MASON PARTNERS VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC -  INVESTORS SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       13.639080         14.001549             0.0000
=============                            ==== ==========      ==========        ==========         ==========

                                    1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC -  SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       11.412744         11.774569             0.0000
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT
  (FORMERLY GREENWICH STREET SERIES FUND -  APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       25.962381         26.180671             0.0000
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT
  (FORMERLY GREENWICH STREET SERIES FUND -  FUNDAMENTAL VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       28.387345         28.928999             0.0000
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
 LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES FUND INC. -  SMITH BARNEY AGGRESSIVE GROWTH SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.181500         12.500445             0.0000
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES FUND INC. -  SMITH BARNEY LARGE CAPITALIZATION GROWTH SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       13.021572         13.176112             0.0000
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES FUND INC. -  SMITH BARNEY MONEY MARKET SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.109234         12.143345             0.0000
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
 LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO -  ALL CAP GROWTH AND VALUE SUB-ACCOUNT
  (FORMERLY SMITH BARNEY MULTIPLE DISCIPLINE TRUST -  MULTIPLE DISCIPLINE PORTFOLIO -  ALL CAP GROWTH
  AND VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.507270         14.748226             0.0000
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO -  LARGE CAP GROWTH AND VALUE
  SUB-ACCOUNT
  (FORMERLY SMITH BARNEY MULTIPLE DISCIPLINE TRUST -  MULTIPLE DISCIPLINE PORTFOLIO -  LARGE CAP
  GROWTH AND VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.168564         14.360822             0.0000
=============                            ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       10.246184         10.615920           466.5593
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       46.361445         47.554144       416,874.6794
=============                            ==== ==========       =========         =========       ============

                                     1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005        9.518753          9.793511                0.0000
=============                            ==== ==========       =========         =========        ==============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       23.165416         23.922858                0.0000
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       11.800285         12.520131          679,925.4793
=============                            ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       13.291852         14.206292          215,417.3746
=============                            ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       11.034766         11.052243        2,002,894.3668
=============                            ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       11.704327         11.881093        1,220,372.1466
=============                            ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       10.115753         10.437309           75,041.1219
=============                            ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005       14.667575         14.845874           26,831.1712
=============                            ==== ==========       =========         =========        ==============
 TRAVELERS SERIES TRUST
 AIM CAPITAL APPRECIATION SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       12.959467         13.246461                0.0000
=============                            ==== ==========       =========         =========        ==============
 EQUITY INCOME SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       18.696901         19.142042                0.0000
=============                            ==== ==========       =========         =========        ==============
 FEDERATED HIGH YIELD SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       14.827280         15.040585                0.0000
=============                            ==== ==========       =========         =========        ==============
 LARGE CAP SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       15.631346         16.097479                0.0000
=============                            ==== ==========       =========         =========        ==============
 MECURY LARGE CAP CORE SUB-ACCOUNT
   11/07/2005                             to  12/31/2005        9.470106          9.691818                0.0000
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       22.765556         23.087832                0.0000
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       12.810480         12.996926                0.0000
=============                            ==== ==========       =========         =========        ==============

                                    1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 PIONEER FUND SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       15.787051         16.134681     0.0000
=============                            ==== ==========       =========         =========     ======
 PIONEER MID CAP VALUE SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       10.376950         10.835361     0.0000
=============                            ==== ==========       =========         =========     ======
 STYLE FOCUS SERIES: SMALL CAP GROWTH SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       11.138751         11.382827     0.0000
=============                            ==== ==========       =========         =========     ======
 STYLE FOCUS SERIES: SMALL CAP VALUE SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       10.950780         11.202746     0.0000
=============                            ==== ==========       =========         =========     ======
 TRAVELERS MANAGED INCOME SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       14.671960         14.803743     0.0000
=============                            ==== ==========       =========         =========     ======
 U.S. GOVERNMENT SECURITIES SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       19.440711         19.971862     0.0000
=============                            ==== ==========       =========         =========     ======
 VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT EMERGING GROWTH SUB-ACCOUNT (CLASS II)
   11/07/2005                             to  12/31/2005        4.589011          4.701118     0.0000
=============                            ==== ==========       =========         =========     ======

                                    2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       19.507348         20.610917          631.2545
=============                            ==== ==========      ==========        ==========        ==========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005      121.617089        127.218593        1,666.6580
=============                            ==== ==========      ==========        ==========        ==========
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       85.888171         88.477545          315.7436
=============                            ==== ==========      ==========        ==========        ==========
 CAPITAL APPRECIATION FUND
 CAPITAL APPRECIATION SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       98.995052        102.743233           36.7376
=============                            ==== ==========      ==========        ==========        ==========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       18.502136         19.153432        4,856.7965
=============                            ==== ==========      ==========        ==========        ==========
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005        9.154819          9.999169          203.9424
=============                            ==== ==========      ==========        ==========        ==========
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       24.746710         25.865503        5,654.9972
=============                            ==== ==========      ==========        ==========        ==========
 LAZARD RETIREMENT SERIES, INC.
 LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       16.228339         16.442132            0.0000
=============                            ==== ==========      ==========        ==========        ==========
 LEGG MASON PARTNERS INVESTMENT SERIES
 LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT
  (FORMERLY SMITH BARNEY INVESTMENT SERIES -  SMITH BARNEY DIVIDEND STRATEGY SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        7.911078          7.971069          991.7994
=============                            ==== ==========      ==========        ==========        ==========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
 LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC -  HIGH YIELD BOND SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       14.422159         14.588044            0.0000
=============                            ==== ==========      ==========        ==========        ==========
 LEGG MASON PARTNERS VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC -  INVESTORS SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       13.534141         13.891804            0.0000
=============                            ==== ==========      ==========        ==========        ==========

                                    2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC -  SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       11.372835         11.731690           510.1237
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT
  (FORMERLY GREENWICH STREET SERIES FUND -  APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       25.600132         25.811626             0.0000
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT
  (FORMERLY GREENWICH STREET SERIES FUND -  FUNDAMENTAL VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       28.050856         28.581938             0.0000
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
 LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES FUND INC. -  SMITH BARNEY AGGRESSIVE GROWTH SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.138902         12.454922           563.7969
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES FUND INC. -  SMITH BARNEY LARGE CAPITALIZATION GROWTH SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.923961         13.075442             0.0000
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES FUND INC. -  SMITH BARNEY MONEY MARKET SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       11.971984         12.003966           333.6018
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
 LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO -  ALL CAP GROWTH AND VALUE SUB-ACCOUNT
  (FORMERLY SMITH BARNEY MULTIPLE DISCIPLINE TRUST -  MULTIPLE DISCIPLINE PORTFOLIO -  ALL CAP GROWTH
  AND VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.462344         14.700418         1,066.9626
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO -  LARGE CAP GROWTH AND VALUE
  SUB-ACCOUNT
  (FORMERLY SMITH BARNEY MULTIPLE DISCIPLINE TRUST -  MULTIPLE DISCIPLINE PORTFOLIO -  LARGE CAP
  GROWTH AND VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.124688         14.314271             0.0000
=============                            ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       10.245988         10.614176        24,236.9302
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       46.122353         47.302031       275,629.5718
=============                            ==== ==========       =========         =========       ============

                                    2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005        9.473774          9.745818           721.8580
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       22.975841         23.723639         1,303.0320
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       11.739175         12.453487       326,612.1605
=============                            ==== ==========       =========         =========       ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       13.271633         14.182623        86,646.7443
=============                            ==== ==========       =========         =========       ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       11.006954         11.022786       377,386.3163
=============                            ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       11.643672         11.817806       913,535.7194
=============                            ==== ==========       =========         =========       ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       10.110437         10.430310        20,174.2044
=============                            ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005       14.506776         14.680991        12,874.4648
=============                            ==== ==========       =========         =========       ============
 TRAVELERS SERIES TRUST
 AIM CAPITAL APPRECIATION SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       12.829416         13.111624             0.0000
=============                            ==== ==========       =========         =========       ============
 EQUITY INCOME SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       18.525847         18.964160           659.7503
=============                            ==== ==========       =========         =========       ============
 FEDERATED HIGH YIELD SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       14.691628         14.900818             0.0000
=============                            ==== ==========       =========         =========       ============
 LARGE CAP SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       15.488314         15.947865             0.0000
=============                            ==== ==========       =========         =========       ============
 MECURY LARGE CAP CORE SUB-ACCOUNT
   11/07/2005                             to  12/31/2005        9.398097          9.616726             0.0000
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       22.507571         22.822880             0.0000
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       12.717262         12.900477             0.0000
=============                            ==== ==========       =========         =========       ============

                                    2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 PIONEER FUND SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       15.602501         15.943751           0.0000
=============                            ==== ==========       =========         =========         ========
 PIONEER MID CAP VALUE SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       10.371187         10.827771         917.1950
=============                            ==== ==========       =========         =========         ========
 STYLE FOCUS SERIES: SMALL CAP GROWTH SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       11.132569         11.374857         345.0187
=============                            ==== ==========       =========         =========         ========
 STYLE FOCUS SERIES: SMALL CAP VALUE SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       10.944702         11.194901           0.0000
=============                            ==== ==========       =========         =========         ========
 TRAVELERS MANAGED INCOME SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       14.505704         14.633870         961.1420
=============                            ==== ==========       =========         =========         ========
 U.S. GOVERNMENT SECURITIES SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       19.174422         19.695440           0.0000
=============                            ==== ==========       =========         =========         ========
 VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT EMERGING GROWTH SUB-ACCOUNT (CLASS II)
   11/07/2005                             to  12/31/2005        4.565469          4.676322           0.0000
=============                            ==== ==========       =========         =========         ========

                                    2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       19.341654         20.432885           0.0000
=============                            ==== ==========      ==========        ==========         ========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005      118.999038        124.461886           0.0000
=============                            ==== ==========      ==========        ==========         ========
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       84.039554         86.560624           0.0000
=============                            ==== ==========      ==========        ==========         ========
 CAPITAL APPRECIATION FUND
 CAPITAL APPRECIATION SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       96.796412        100.446753           0.0000
=============                            ==== ==========      ==========        ==========         ========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       18.336322         18.979026           0.0000
=============                            ==== ==========      ==========        ==========         ========
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005        9.066518          9.901290         163.0146
=============                            ==== ==========      ==========        ==========         ========
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   11/07/2005                             to  12/31/2005       24.414197         25.514256         171.9310
=============                            ==== ==========      ==========        ==========         ========
 LAZARD RETIREMENT SERIES, INC.
 LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       16.098800         16.308514           0.0000
=============                            ==== ==========      ==========        ==========         ========
 LEGG MASON PARTNERS INVESTMENT SERIES
 LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT
  (FORMERLY SMITH BARNEY INVESTMENT SERIES -  SMITH BARNEY DIVIDEND STRATEGY SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005        7.862522          7.920994           0.0000
=============                            ==== ==========      ==========        ==========         ========
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
 LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC -  HIGH YIELD BOND SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       14.314032         14.476571           0.0000
=============                            ==== ==========      ==========        ==========         ========
 LEGG MASON PARTNERS VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC -  INVESTORS SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       13.429971         13.782878           0.0000
=============                            ==== ==========      ==========        ==========         ========

                                    2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC -  SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
   11/07/2005                             to  12/31/2005       11.333050         11.688951           270.1881
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT
  (FORMERLY GREENWICH STREET SERIES FUND -  APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       25.242798         25.447641             0.0000
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT
  (FORMERLY GREENWICH STREET SERIES FUND -  FUNDAMENTAL VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       27.718231         28.238912             0.0000
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
 LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES FUND INC. -  SMITH BARNEY AGGRESSIVE GROWTH SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.096437         12.409547             0.0000
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES FUND INC. -  SMITH BARNEY LARGE CAPITALIZATION GROWTH SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.827045         12.975504           301.9291
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT
  (FORMERLY TRAVELERS SERIES FUND INC. -  SMITH BARNEY MONEY MARKET SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       11.836240         11.866136             0.0000
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
 LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO -  ALL CAP GROWTH AND VALUE SUB-ACCOUNT
  (FORMERLY SMITH BARNEY MULTIPLE DISCIPLINE TRUST -  MULTIPLE DISCIPLINE PORTFOLIO -  ALL CAP GROWTH
  AND VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.417540         14.652747             0.0000
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO -  LARGE CAP GROWTH AND VALUE
  SUB-ACCOUNT
  (FORMERLY SMITH BARNEY MULTIPLE DISCIPLINE TRUST -  MULTIPLE DISCIPLINE PORTFOLIO -  LARGE CAP
  GROWTH AND VALUE SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       14.080932         14.267853             0.0000
=============                            ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       10.245793         10.612431             0.0000
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       46.642724         47.828763       183,199.4712
=============                            ==== ==========       =========         =========       ============

                                    2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005        9.428992          9.698340           530.1051
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       22.787748         23.526005             0.0000
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       11.871634         12.592178       225,156.9534
=============                            ==== ==========       =========         =========       ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       13.251445         14.158993        91,971.6131
=============                            ==== ==========       =========         =========       ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       10.979210         10.993406       397,474.2448
=============                            ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       11.774892         11.949254       470,252.5060
=============                            ==== ==========       =========         =========       ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   11/07/2005                             to  12/31/2005       10.105122         10.423314        47,918.1784
=============                            ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   11/07/2005                             to  12/31/2005       14.347682         14.517878         4,547.7663
=============                            ==== ==========       =========         =========       ============
 TRAVELERS SERIES TRUST
 AIM CAPITAL APPRECIATION SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       12.700623         12.978111             0.0000
=============                            ==== ==========       =========         =========       ============
 EQUITY INCOME SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       18.356295         18.787867           210.3046
=============                            ==== ==========       =========         =========       ============
 FEDERATED HIGH YIELD SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       14.557168         14.762300             0.0000
=============                            ==== ==========       =========         =========       ============
 LARGE CAP SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       15.346539         15.799587             0.0000
=============                            ==== ==========       =========         =========       ============
 MECURY LARGE CAP CORE SUB-ACCOUNT
   11/07/2005                             to  12/31/2005        9.326608          9.542188             0.0000
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       22.252414         22.560871             0.0000
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       12.624688         12.804709           431.9240
=============                            ==== ==========       =========         =========       ============

                                    2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 PIONEER FUND SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       15.420041         15.755011     0.0000
=============                            ==== ==========       =========         =========     ======
 PIONEER MID CAP VALUE SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       10.365425         10.820183     0.0000
=============                            ==== ==========       =========         =========     ======
 STYLE FOCUS SERIES: SMALL CAP GROWTH SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       11.126389         11.366890     0.0000
=============                            ==== ==========       =========         =========     ======
 STYLE FOCUS SERIES: SMALL CAP VALUE SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       10.938626         11.187058     0.0000
=============                            ==== ==========       =========         =========     ======
 TRAVELERS MANAGED INCOME SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       14.341271         14.465883     0.0000
=============                            ==== ==========       =========         =========     ======
 U.S. GOVERNMENT SECURITIES SUB-ACCOUNT
   11/07/2005                             to  12/31/2005       18.911684         19.422743     0.0000
=============                            ==== ==========       =========         =========     ======
 VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT EMERGING GROWTH SUB-ACCOUNT (CLASS II)
   11/07/2005                             to  12/31/2005        4.542040          4.651647     0.0000
=============                            ==== ==========       =========         =========     ======

FINANCIAL STATEMENTS


The financial statements of the Separate Account and the Company will be filed by amendment.


The financial statements of the Company will be filed by amendment and should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

                                    PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.     Financial Statements
       ------------------------------------------------------------------------


The following financial statements of the Separate Account are included in Part
       B hereof: (to be updated by amendment)



1.     Report of Independent Registered Public Accounting Firm.

2.     Statement of Assets and Liabilities as of December 31, 2006.

3.     Statement of Operations for the year ended December 31, 2006.

4. Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005.

5.     Notes to Financial Statements.



The following financial statements of the Company are included in Part B hereof: (to be updated by amendment)



1.     Report of Independent Registered Public Accounting Firm.


2.     Balance Sheets as of December 31, 2006 and 2005.

3.     Statements of Income for the years ended December 31, 2006, 2005 and
2004.

4. Statements of Stockholder's Equity for the years ended December 31, 2006, 2005 and 2004.

5.     Statements of Cash Flows for the years ended December 31, 2006, 2005 and
2004.

6.     Notes to Financial Statements.

b.     Exhibits
       ------------------------------------------------------------------------

1. Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004)(5)

2.     Not Applicable.

3.   (i)  Principal Underwriter's and Selling Agreement (effective January 1,
2001)(5)

  (ii) Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(5)


  (iii)      Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC))(10)

4.   (i) Individual Flexible Purchase Payment Deferred Variable Annuity
Contract(1)

  (ii)      Death Benefit Rider - Principal Protection(1)

  (iii)      Death Benefit Rider - Compounded-Plus(1)

  (iv)      Death Benefit Rider - (Annual Step-Up)(1)

  (v)      Additional Death Benefit Rider - (Earnings Preservation Benefit)(1)

  (vi)      Unisex Annuity Rates Rider(1)

  (vii) Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company; formerly Security First Life Insurance Company)(2)

  (viii) Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II) (03/03)(4)

  (ix)      Individual Retirement Annuity Endorsement 8023.1 (9/02)(5)

  (x)      Roth Individual Retirement Annuity Endorsement 9024.1 (9/02)(5)

  (xi)      401(a)/403(a) Plan Endorsement 8025.1 (9/02)(5)

  (xii)      Tax Sheltered Annuity Endorsement 8026.1 (9/02)(5)

  (xiii)      Simple Individual Retirement Annuity Endorsement 8276 (9/02)(5)

  (xiv)      Guaranteed Withdrawal Benefit Rider MLIU-690-2 (11/05)(6)

  (xv) Guaranteed Minimum Accumulation Benefit Rider - Living Benefit MLIU-670-1 (11/05)(6)

  (xvi) Form of Contract Schedule [GMIB II, GMIB III, GWB I, GWB Enhanced, GWB II, GWB III, GMAB] 8028-4 11/05 (7)


  (xvii) Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (7)


  (xviii)      Form of Contract Schedule [Qualified, IRA, Non-Qualified, SIMPLE
       IRA, SEP, ROTH IRA] 8028-5 (6/06) (12)


  (xix)        Fixed Account Rider (filed herewith)



5.   (i) Form of Variable Annuity Application 8402 (4/05) APPVAUSAMPVA 506 (11)


6.   (i) Copy of Restated Articles of Incorporation of the Company(5)

  (ii)      Copy of the Bylaws of the Company(5)

  (iii) Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79(5)

  (iv) Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80(5)

  (v) Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85(5)

  (vi) Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84(6)

  (vii) Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94(5)

  (viii) Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company (name change to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00(5)

7. (i) Reinsurance Agreement between MetLife Investors USA Insurance Company and Metropolitan Life Insurance Company(3)

  (ii) Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter Reassurance Company, Ltd.(3)

8. (i) Form of Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and Security First Life Insurance Company(2)

  (ii) Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA Insurance Company (effective 2-12-01)(5)


  (iii) Fund Participation Agreement Among MetLife Investors USA Insurance Company, American Funds Insurance Series and Capital Research and Management Company (effective 04-29-03)(9)

  (iv) Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Investors USA Insurance Company and MetLife Investors Distribution Company (effectuve 11-01-05)(9)


  (v) Fund Participation Agreement Among MetLife Investors USA Insurance Company, MetLife Investors Distribution Coompany, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc.(effective 11-01-05) (11)


  (vi) Participation Agreement Among Smith Barney Allocation Series Inc., Citigroup Global Markets Inc. and MetLife Investors USA Insurance Company (effective 11-01-05)(9)

  (vii) Participation Agreement Among Smith Barney Investment Series, Citigroup Global Markets Inc. and MetLife Investors USA Insurance Company (effective 11-01-05)(9)

  (viii) Participation Agreement Among Smith Barney Multiple Discipline Trust, Citigroup Global Markets Inc. and MetLife Investors USA Insurance Company (effective 11-01-05)(9)

  (ix) Participation Agreement Among Van Kampen Life Investment Trust, Van Kampen Asset Management, Van Kampen Funds Inc. and MetLife Investors USA Insurance Company (effective 11-01-05)(9)


  (x) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan Life Insurance Company and MetLife Investors USA Insurance Company (effective July 1, 2004)(8)

9.     Opinion and Consent of Counsel(4)

10. Consent of Independent Registered Public Accounting Firm (to be filed by amendment)


11.     Not Applicable.

12.     Not Applicable.


13. Powers of Attorney for Michael K. Farrell, James P. Bossert, Susan A. Buffum, Margaret C. Fechtmann, Paul A. Sylvester, Richard C. Pearson, Elizabeth M. Forget, George Foulke, Jeffrey A. Tupper, and Charles V. Curcio. (filed herewith)


(1) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.


(2) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

(3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 30, 2003.

(4) incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

(5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 13, 2005.

(7) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-125753 and 811-03365) filed electronically on September 15, 2005.

(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on October 7, 2005.

(9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-125756 and 811-03365) filed electronically on April 24, 2006.


(10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.

(11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-125757 and 811-03365) filed electronically on April 24, 2006.

(12) incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-125757 and 811-03365) filed electronically on October 23, 2006.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



Name and Principal Business Address   Positions and Offices with Depositor
  Michael K. Farrell                  Chairman of the Board, President,
  5 Park Plaza                        Chief Executive Officer and Director
  Suite 1900
  Irvine, CA 92614
  Susan A. Buffum                     Director
  334 Madison Avenue
  Convent Station, NJ 07961
  Charles V. Curcio                   Vice President-Finance
  501 Route 22
  Bridgewater, NJ 08807
  James P. Bossert                    Executive Vice President and Director
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

Name and Principal Business Address   Positions and Offices with Depositor
  Margaret C. Fechtmann               Executive Vice President
  1 MetLife Plaza                     and Director
  27-01 Queens Plaza North
  LongIsland City, NY 11101
  Elizabeth M. Forget                 Director
  260 Madison Avenue
  New York, NY 10016
  George Foulke                       Director
  501 Route 22
  Bridgewater, NJ 08807
  Paul A. Sylvester                   Director
  10 Park Avenue
  Morristown, NJ 07962
  Kevin J. Paulson                    Senior Vice President
  4700 Westown Parkway
  Suite 200
  West Des Moines, IA 50266
  Richard C. Pearson                  Executive Vice President, General
  5 Park Plaza                        Counsel, Secretary and Director
  Suite 1900
  Irvine, CA 92614
  Jeffrey A. Tupper                   Assistant Vice President and Director
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614
  Debora L. Buffington                Vice President, Director of Compliance
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614
  Betty Davis                         Vice President
  1125 17th Street
  Suite 800
  Denver, CO 80202
  Brian C. Kiel                       Vice President, Appointed Actuary
  501 Route 22
  Bridgewater, NJ 08807
  Jonathan L. Rosenthal               Vice President, Chief Hedging Officer
  10 Park Avenue
  Morristown, NJ 07962
  Christopher A. Kremer               Vice President
  501 Boylston Street
  Boston, MA 02116
  Marian J. Zeldin                    Vice President
  501 Route 22
  Bridgewater, NJ 08907
  Karen A. Johnson                    Vice President
  501 Boylston Street
  Boston, MA 02116
  Deron J. Richens                    Vice President
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614
  Jeffrey Altman                      Vice President
  1 MetLife Plaza
  27-01 Queens Plaza North
  Long Island City, NY 11101
  Roberto Baron                       Vice President
  1 MetLife Plaza
  27-01 Queens Plaza North
  Long Island City, NY 11101

Name and Principal Business Address   Positions and Offices with Depositor
  Kenneth J. Eiger                    Vice President
  13045 Tesson Ferry Road
  St. Louis, MO 63128
  Garth A. Bernard                    Vice President
  501 Boylston Street
  Boston, MA 02116
  Gregory E. Illson                   Vice President
  501 Boylston Street
  Boston, MA 02116
  Bennett D. Kleinberg                Vice President
  185 Asylum Street
  Hartford, CT 06103
  Lisa S. Kuklinski                   Vice President
  260 Madison Avenue
  New York, NY 10016
  Jeffrey P. Halperin                 Vice President
  1 MetLife Plaza
  27-01 Queens Plaza North
  Long Island City, NY 11101
  Anthony J. Williamson               Treasurer
  1 MetLife Plaza
  27-01 Queens Plaza North
  Long Island City, NY 11101


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Insurance Company of Connecticut, which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF SEPTEMBER 30, 2006

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2006. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Retirement Services LLC (NJ)

            a)    MetLife Investment Funds Services LLC (NJ)

            b)    MetLife Investment Funds Management LLC (NJ)

            c)    MetLife Associates LLC (DE)

                  1)   CitiStreet Equities LLC (NJ)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) Met3 SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9989% is owned by MetLife International Holdings, Inc. and 0.0011% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.2319% is owned by MetLife International Holdings, Inc. and 4.7680% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16. Siembra Seguros de Vida S.A. (Argentina) - 97.9327% is owned by MetLife International Holdings, Inc. and 2.0672% is owned by Natiloportem Holdings, Inc.

      17.   MetLife International Insurance Ltd. (Bermuda)

      18.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Trustee Pty Limited (Australia)

            d)    MetLife Services (Singapore) PTE Limited (Australia)

      19. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by; Natiloportem Holdings, Inc.

      20. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc., and 94.9999% is owned by MetLife International Holdings Inc.

      21. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a)    Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met
                  AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc., and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      22.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            c)    MetLife Direct Co., Ltd. (Japan)

            d)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    L/C Development Corporation (CA)

      9.    Thorngate, LLC (DE)

      10.   Alternative Fuel I, LLC (DE)

      11.   Transmountain Land & Livestock Company (MT)

      12.   MetPark Funding, Inc. (DE)

      13.   HPZ Assets LLC (DE)

      14.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      15.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      16.   MetLife (India) Private Ltd. (India)

      17.   Metropolitan Marine Way Investments Limited (Canada)

      18.   MetLife Private Equity Holdings, LLC (DE)

      19.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      20.   Metropolitan Realty Management, Inc. (DE)

      21.   Dewey Square South, LLC (NY)

      22.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      23.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        24.   Bond Trust Account A (MA)

        25.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      26.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      27.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e) RGA Reinsurance Company (Barbados) Ltd. (Barbados) (80%)

                              (i)   RGA Financial Group, L.L.C. (DE)- RGA
                                    Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv)  RGA Services India Private Limited (India)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I (DE)

                        (o)   RGA Global Reinsurance Company, Ltd. (Bermuda)

      28.   Corporate Real Estate Holdings, LLC (DE)

      29. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by Metropolitan Asset Management Corporation

      30.   MetLife Tower Resources Group, Inc. (DE)

      31.   Headland - Pacific Palisades, LLC (CA)

      32.   Headland Properties Associates (CA)

      33.   Krisman, Inc. (MO)

      34.   Special Multi-Asset Receivables Trust (DE)

      35.   White Oak Royalty Company (OK)

      36.   500 Grant Street GP LLC (DE)

      37. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      38.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X. MetLife Insurance Company of Connecticut (Life Department) (Accident Department) (CT)

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      7.    Pilgrim Investments York Road, LLC (DE)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

            a)    One Financial Place, LP (DE)

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  3) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

            c)    MLI Distribution LLC (DE)

            d)    Travelers Investment Adviser, Inc. (DE)

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited, Inc. (UK)

            b) MetLife Pensions Trustees Limited (UK)

      16.   Travelers European Investments LLC (CT)

      17.   Travelers International Investments Ltd. (Cayman Islands)

      18.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      19.   MetLife Life and Annuity Company of Connecticut (CT)

            a)    Euro TL Investments LLC (DE)

            b) SSB Private Selections, LLC (DE) (50%) -- SSB Private Selections, LLC ("SSB") is 45% owned by MIC and 5% owned by MLAC (the remaining 50% of SSB is owned by a third party). The capital commitment of SSB in Solomon Smith Barney Private Selection Fund I, LLC represents 24.5% of total commitments.

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      20.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      21. TRAL & Co. (CT) - TRAL & Co.is a general partnership. Its partners are MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      22.   Tribeca Distressed Securities L.L.C. (DE)

Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting common stock of Omega Reinsurance Corporation which has the right to elect 5 of 7 directors and other shareholders hold 100% of the participating common stock classes A and B of such corporation, which classes have the right collectively to elect 2 out of a total of 7 directors.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS



     As of December 31, 2006, there were 548 qualified contract owners and 814 non-qualified contract owners of Marquis contracts.



ITEM 28. INDEMNIFICATION


     The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in Metlife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


     A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


       MetLife of CT Fund U for Variable Annuities
       MetLife of CT Fund VA for Variable Annuities
       MetLife of CT Fund BD for Variable Annuities
       MetLife of CT Fund BD II for Variable Annuities
       MetLife of CT Fund BD III for Variable Annuities
       MetLife of CT Fund BD IV for Variable Annuities
       MetLife of CT Fund ABD for Variable Annuities
       MetLife of CT Fund ABD II for Variable Annuities
       MetLife of CT Separate Account PF for Variable Annuities
       MetLife of CT Separate Account PF II for Variable Annuities
       MetLife of CT Separate Account QP for Variable Annuities
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Separate Account TM for Variable Annuities
       MetLife of CT Separate Account TM II for Variable Annuities
       MetLife of CT Separate Account Five for Variable Annuities
       MetLife of CT Separate Account Six for Variable Annuities
       MetLife of CT Separate Account Seven for Variable Annuities
       MetLife of CT Separate Account Eight for Variable Annuities
       MetLife of CT Separate Account Nine for Variable Annuities
       MetLife of CT Separate Account Ten for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance,
       MetLife of CT Fund UL II for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance
       MetLife of CT Variable Life Insurance Separate Account One
       MetLife of CT Variable Life Insurance Separate Account Two
       MetLife of CT Variable Life Insurance Separate Account Three
       MetLife of CT Variable Life Insurance Separate Account Four
       MetLife of CT Separate Account Eleven for Variable Annuities
       MetLife of CT Separate Account Twelve for Variable Annuities
       MetLife of CT Separate Account Thirteen for Variable Annuities
       MetLife of CT Separate Account Fourteen for Variable Annuities
       MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002
       MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002
       Metropolitan Life Variable Annuity Separate Account II
       Metropolitan Life Variable Annuity Separate Account I

       Met Investors Series Trust
       MetLife Investors Variable Annuity Account One
       MetLife Investors Variable Annuity Account Five
       MetLife Investors Variable Life Account One
       MetLife Investors Variable Life Account Five

       MetLife Investors USA Variable Life Account A
       First MetLife Investors Variable Annuity Account One
       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.




NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   -----------------------------------------------------------------
Michael K. Farrell                      Director
5 Park Plaza
Suite 1900
Irvine, CA 92614
Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128
William J. Toppeta                      Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962
Elizabeth M. Forget                     Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016
Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614
Richard C. Pearson                      Executive Vice President,
5 Park Plaza                            General Counsel and Secretary
Suite 1900
Irvine, CA 92614
Peter Gruppuso                          Vice President and Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830
Leslie Sutherland                       Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
Long Island City, NY 11101

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ------------------------------------------------------
Edward C. Wilson                        Senior Vice President, Channel Head-Wirehouse
5 Park Plaza
Suite 1900
Irvine, CA 92614
Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue, 1st Floor
Morristown, NJ 07962
Curtis Wohlers                          Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Myrna F. Solomon                        Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116
Andrew Aiello                           Senior Vice President, Channel Head-National Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Anthony J. Williamson                   Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614
David DeCarlo                           Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Anthony J. Dufault                      Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paul M. Kos                             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
James R. Fitzpatrick                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Deron J. Richens                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Cathy Sturdivant                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paulina Vakouros                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------
Charles M. Deuth                        Vice President, National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614


  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------
 MetLife Investors Distribution Company   $ [to be filed    $     0         $    0        $    0
                                             by amendment]


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a) Registrant

     (b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

     (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
    02110

  (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

     (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

     (f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607

     (g) MetLife, 501 Boylston Street, Boston, MA 02116

     (h) MetLife, 200 Park Avenue, New York, NY 10166

     (i) MetLife, 1125 17th Street, Denver, CO 80202

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS

     MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


     The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf in the City of Irvine and State of California on this 12th day of January 2007.

                                     METLIFE INVESTORS USA SEPARATE ACCOUNT A
                                     (Registrant)

                                     By: METLIFE INVESTORS USA INSURANCE COMPANY

                                     By: /s/ Richard C. Pearson
                                         ---------------------------------------
                                         Richard C. Pearson
                                         Executive Vice President,
                                         General Counsel and Secretary

                                     METLIFE INVESTORS USA INSURANCE COMPANY
                                     (Depositor)

                                     By: /s/ Richard C. Pearson
                                         ---------------------------------------
                                         Richard C. Pearson
                                         Executive Vice President,
                                         General Counsel and Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on January 12, 2007.

     /s/ Michael K. Farrell*           Chairman of the Board, Chief Executive
     --------------------------        Officer, President and Director
     Michael K. Farrell

     /s/ James P. Bossert*             Executive Vice President and Director
     --------------------------
     James P. Bossert

     /s/ Charles V. Curcio*            Vice President, Finance (principal
     --------------------------        financial officer and principal
     Charles V. Curcio                 accounting officer)

     /s/ Susan A. Buffum*              Director
     --------------------------
     Susan A. Buffum

     /s/ Margaret C. Fechtmann*        Executive Vice President and Director
     --------------------------
     Margaret C. Fechtmann

     /s/ Elizabeth M. Forget*          Director
     --------------------------
     Elizabeth M. Forget

     /s/ George Foulke*                Director
     --------------------------
     George Foulke

     /s/ Paul A. Sylvester*            Director
     --------------------------
     Paul A. Sylvester

     /s/ Richard C. Pearson*           Executive Vice President, General
     --------------------------        Counsel, Secretary and Director
     Richard C. Pearson

     /s/ Jeffrey A. Tupper*            Assistant Vice President and Director
     --------------------------
     Jeffrey A. Tupper

                                         *By: /s/ Michele H. Abate
                                              ----------------------------------
                                              Michele H. Abate, Attorney-in-Fact
                                              January 12, 2007

* MetLife Investors USA Insurance Company. Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

   4   (xix)     Fixed Account Rider

  13   Powers of Attorney (MetLife Investors USA Insurance Company)